PACIFICA PRIME MONEY MARKET FUND
                        PACIFICA TREASURY MONEY MARKET FUND
                                      PART B
                        STATEMENT OF ADDITIONAL INFORMATION
                                   JUNE 30, 1995


                          (AS REVISED DECEMBER 15, 1995)


                       FOR SERVICE AND INSTITUTIONAL SHARES


         This Statement of Additional Information (the "SAI"), which is not a prospectus, supplements and should be read in conjunction with the current Prospectuses for the Service and Institutional Shares of the Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund (collectively, the "Funds") of Pacifica Funds Trust (the "Trust") dated June 30, 1995 (as they may be revised from time to time). To obtain a copy of the Funds' Prospectuses, please write to the Funds at 237 Park Avenue, New York, New York 10017, or call 1-800-662-8417.


         First Interstate Capital Management, Inc. ("FICM" or the "Advisor") serves as the Funds' investment advisor.

         The Dreyfus Corporation (the "Administrator") serves as the Funds' administrator.

         Pacifica Funds Distributor Inc. ("PFD Inc." or the "Distributor") is the distributor of the Funds' Service and Institutional Shares.

         Furman Selz Incorporated ("Furman Selz") is the transfer and dividend disbursing agent for the Funds' Service and Institutional Shares. First Interstate Bank of California ("FICAL") is the Funds' custodian.










                         TABLE OF CONTENTS
                                                                Page

Investment Objectives and Management Policies. . . . . . . .    B-3
Trustees and Officers. . . . . . . . . . . . . . . . . . . .    B-9
Management of the Funds. . . . . . . . . . . . . . . . . . .    B-11
Purchase of Service and Institutional Shares . . . . . . . .    B-17
Redemption of Service and Institutional Shares . . . . . . .    B-17
Determination of Net Asset Value . . . . . . . . . . . . . .    B-18
Dividends and Distributions. . . . . . . . . . . . . . . . .    B-19
Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . .    B-20
Yield Calculations . . . . . . . . . . . . . . . . . . . . .    B-20
Portfolio Transactions . . . . . . . . . . . . . . . . . . .    B-21
Description of the Funds . . . . . . . . . . . . . . . . . .    B-23
Custodian, Transfer and Dividend Disbursing Agent,
  Counsel, and Independent Auditors. . . . . . . . . . . . .    B-25
Appendix . . . . . . . . . . . . . . . . . . . . . . . . . .    B-26
Financial Statements . . . . . . . . . . . . . . . . . . . .    B-29


               INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

General

         The assets of each of the Funds consist only of obligations maturing within thirteen months from the date of acquisition (as determined in accordance with the regulations of the Securities and Exchange Commission (the "SEC")), and the dollar-weighted average maturity of each Fund may not exceed 90 days.

         The securities in which each Fund may invest will not yield as high a level of current income as may be achieved from securities with less liquidity and less safety. There can be no assurance that each Fund's investment objective will be realized as described in the Funds'
Prospectuses.

         Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

         Subject to the general supervision and approval of the Board of Trustees, the Advisor makes decisions with respect to and places orders for all purchases and sales of securities for the Funds. Securities are generally purchased and sold either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually effected as principal transactions and therefore do not involve the payment of brokerage commissions.

         The Funds may from time to time purchase securities issued by their regular dealers. At September 30, 1994, the Funds held securities issued by Goldman Sachs & Co., J.P. Morgan Securities, Inc., Salomon Brothers
Inc., and HSBC Securities Inc., valued at $20,000,000, $144,655,355, $61,436,033 and $165,000,000, respectively.

Portfolio Securities

         A description of the securities in which each of the Funds may invest is set forth in their Prospectuses, to which reference is hereby made. Additional information about these instruments follows.


         The Prime Money Market Fund may lend its securities to brokers, dealers and financial institutions, provided (1) the loan is secured continuously by collateral consisting of cash, U.S. Treasury securities, or other U.S. Government securities or a letter of credit which is marked to market daily to ensure that each loan is fully collateralized at all times;
(2) the Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Fund will receive any interest or dividends paid on the securities loaned; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund. The Fund may earn income in connection with securities loans either through the reinvestment of the cash collateral or the payment of fees by the borrower. The Treasury Money Market Fund does not currently intend to lend its portfolio securities.




         Each Fund may engage in a repurchase agreement with respect to any security in which that Fund is authorized to invest, including U.S. Treasury STRIPS, although the underlying security may mature in more than thirteen months. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price, on an agreed upon date within a number of days (usually not more than seven, but in no event more than 365) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security, which shall be at least equal to the amount of the agreed upon resale price plus the transaction costs (including loss of interest) that the Fund could reasonably expect to incur if the seller defaults. Securities subject to repurchase agreements will be physically held by the Funds' custodian (or sub-custodian) or registered in the name of the Funds or their custodian (or sub-custodian) in a book-entry system, in the case of a security registered on a book-entry system. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to a Fund in connection with insolvency proceedings), it is the policy of each Fund to limit repurchase agreements to selected securities dealers or domestic banks or other recognized financial institutions. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").


         The Funds may acquire variable and floating rate instruments as described in the Prospectuses. Variable and floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Advisor under guidelines established by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase by the Funds. In making such determinations, the Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, investment banking, bank holding and other companies) and will continuously monitor their financial condition. There may not be an active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for a Fund to dispose of the variable or floating rate instrument involved. In the event the issuer of the instrument defaulted on its payment obligations, a Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit, guarantees or lending commitments.

         The Funds may purchase securities on a "when-issued," forward commitment or delayed settlement basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on this basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such case a Fund may be required subsequently to place additional assets in the separate account so that the value of the account remains equal to the amount of the Fund's commitment. A Fund's net assets may be expected to fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because a Fund will set aside cash or liquid investments to satisfy its purchase commitments in the manner described above, the Fund's liquidity may be affected in the event the Fund's forward commitments, commitments to purchase "when-issued" securities and delayed settlements ever exceeded 25% of the value of its assets.

         A Fund will purchase securities on a "when-issued," forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In this case the Fund may realize a taxable capital gain or loss. When a Fund engages in "when-issued," forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade.
Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
The market value of the securities underlying a "when-issued" purchase, a forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting securities of any one investment company will be owned by a Fund or by the Trust as a whole.

         It is possible that unregistered securities purchased by the Prime Money Market Fund in reliance upon Rule 144A under the Securities Act of 1933, could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

Investment Restrictions

         The Prospectuses summarize certain fundamental investment restrictions that have been adopted for the Funds. All of the Funds' restrictions are stated in full herein and cannot be changed with respect to a Fund without approval by the holders of a majority, as defined in the 1940 Act, of the Fund's outstanding voting shares.

The Prime Money Market Fund may not:

         1. Purchase common stocks, preferred stocks, warrants or other equity securities, except for securities of other investment companies.

         2. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

         3. Mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of one-third of the value of the Fund's total assets at the time of its borrowing. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not deemed to be pledged for purposes of this investment restriction.

         4. Sell securities short or purchase securities on margin, except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions.

         5.       Write put or call options.

         6. Underwrite the securities of other issuers, except as the Fund may be deemed to be an underwriter in connection with the purchase or sale of portfolio instruments in accordance with its investment objective and portfolio management policies.

         7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this restriction shall not prevent the Fund from investing directly or indirectly in instruments secured by real estate or interest therein.

         8. Make loans to others, except through the purchase of debt obligations of the type which the Fund is permitted to purchase, loans of portfolio securities and entry into repurchase agreements referred to in the Prospectuses and herein.

         9.       Invest in companies for the purpose of exercising control.

         10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, acquisition of assets or where otherwise permitted by the 1940 Act.

         11. Lend its portfolio securities in excess of one- third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Trust's Board of Trustees, including maintenance of collateral of the borrower equal at all times to at least the current market value of the securities loaned.

         12. Purchase the securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in such issuer, except that (a) up to 25% of the value of its total assets may be invested in any securities without regard to this 5% limitation; and (b) such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the U.S. Government, its agencies or instrumentalities.


         As a matter of nonfundamental policy and in accordance with the current regulations of the SEC, the Prime Money Market Fund intends to limit its investments in the obligations of any one issuer to not more than 5% of the Fund's total assets at the time of purchase provided, however, that the Fund may invest up to 25% of its assets in the obligations of any one issuer for a period of up to three business days.

         13. Purchase any securities which cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to: (a) instruments that are issued or guaranteed by the United
States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions; (b) instruments issued or guaranteed by U.S. banks and U.S. branches of foreign banks (provided that, with respect to U.S. branches of foreign banks, such branches are subject to the same regulations as domestic branches of U.S. banks and, with respect to foreign branches of U.S. banks, the domestic parent is unconditionally liable in the event that the foreign branch fails to pay on its instruments for any reason); and (c) repurchase agreements secured by the instruments described in clauses (a) and (b).

The Treasury Money Market Fund may not:

         1. Buy common stocks or voting securities (except for securities of other investment companies) or state, municipal, or industrial revenue bonds.

         2. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse, repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

         3. Mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of one-third of the value of the Fund's total assets at the time of its borrowing. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not deemed to be pledged for purpose of this investment restriction.

         4. Purchase securities on margin, except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions; or make short sales of securities, or maintain a short position.

         5.       Write put or call options.

         6. Underwrite the securities of other issuers except as the Fund may be deemed to be an underwriter in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management polices.

         7.       Purchase or sell real estate.

         8. Purchase or sell commodity contracts, or invest in oil, gas, or mineral exploration or development programs.

         9. Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into loans of portfolio securities and repurchase agreements referred to in the Prospectuses and herein.

         10. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

         11. Lend its portfolio securities in excess of one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Trust's Board of Trustees, including maintenance of collateral of the borrower equal at all times to at least the current market value of the securities loaned.

         12. Purchase the securities of any one issuer, other than obligations issued or guaranteed by the U.S. Treasury and repurchase agreements secured by such obligations, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation.

         13. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or repurchase agreements secured by such obligations.

         The Trust may make commitments more restrictive than the restrictions listed above so as to permit the sale of Fund shares in certain states.
Should the Trust determine that such a commitment is no longer in the best interests of the Fund involved and its shareholders, the Trust reserves the right to revoke the commitment by terminating the sale of Fund shares in the state involved.

         Pursuant to state securities regulations applicable to the Funds, the Treasury Money Market Fund has adopted the following non-fundamental investment limitation: the Fund will not purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of its net assets (included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchanges) except that warrants acquired by the Fund at any time in units or attached to securities are not subject to this limitation.

Investors should note, however, that neither Fund currently intends to purchase any warrants whatsoever, or to acquire any put option that may be sold, transferred or assigned separately from the underlying security.

         Whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, such standard or percentage limitation shall be determined immediately after and as a result of a Fund's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with each Fund's investment policies and limitations.

         For purposes of determining industry classifications of issuers, wholly-owned fiance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and utilities will be classified according to their services (for example, gas, gas transmission, electric and gas, and electric and telephone each will be considered a separate industry). In accordance with the current views of the staff of the SEC and as a matter of nonfundamental policy that may be changed without a vote of shareholders, a Fund will treat all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry.


                           TRUSTEES AND OFFICERS

         Trustees and officers of the Trust, together with information as to their principal business occupations during at least the last five years, are shown below. Each Trustee who is deemed to be an "interested person" of the Trust or of the Advisor, as defined in the 1940 Act, is indicated by an asterisk(*).

DENNIS W. DRAPER, Trustee.  Dr. Draper, age 45, has been an Associate
         Professor of Finance, at University of Southern California since 1978; Director of Data Analysis, Inc. (financial services); and Editorial Board Member of Chicago Board of Trade. His address is School of Business, Hoffman 701-F, University of Southern California, Los Angeles, California 90089.

JOSEPH N. HANKIN, Trustee.  Dr. Hankin, age 54, has been President,
         Westchester Community College since 1971; President of Hartford Junior College from 1967 to 1971; Adjunct Professor of Columbia University Teachers College since 1976. His address is Westchester Community College, 75 Grasslands Road, Valhalla, New York 10595.

JOHN E. HEILMANN, Trustee.  Mr. Heilmann, age 53, is retired and the former
         Chairman, President and Chief Executive Officer of Distillers Somerset, Inc. and Norwood Enterprises, Inc. from 1987-1992. His address is Old Norwood Plantation, Route 1, Box II A, Winginia, Virginia 24599.

JACK D. HENDERSON, ESQ., Trustee. Mr. Henderson, age 67, is a partner of the law firm of Clanahan, Tanner, Downing & Knowlton, P.C. He is a Trustee of Westcore Trust (a mutual fund family). His address is 1600 Broadway, Denver, Colorado 80202.

RICHARD A. WEDEMEYER, Trustee.  Mr. Wedemeyer, age 59, has been Vice
         President of Performance Advantage, Inc., since 1992; Vice President of Jim Henson Productions from 1979 to 1992; Author of In Transition (Harper Collins); co-founder and co-conductor of Harvard Business School Club of New York Career Seminar; Trustee of Jim Henson Legacy Trust. His address is 17 High Street, Norwalk, Connecticut 06851.

MICHAEL C. PETRYCKI, President.  Mr. Petrycki, age 52, has been Executive
         Vice President and Director of Furman Selz since 1984. His address is 237 Park Avenue, New York, New York, 10017.

JOHN J. PILEGGI, Vice President and Treasurer. Mr. Pileggi, age 36, has been Managing Director of Furman Selz, from 1984 to 1992, and Senior Managing Director, since 1992. His address is 237 Park Avenue, New York, New York, 10017.

MARK J. DUGGAN, Vice President and Secretary.  Mr. Duggan, age 30, has been
         Assistant Vice President and Counsel of The Boston Company Advisers, Inc. ("TBCA") since January 1994 and Counsel to TBCA since May 1993. From September 1990 to May of 1993, he was a corporate associate in the law firm of Ropes & Gray. His address is 1 Boston Place, Boston, MA 02108-4402.

ELLEN M. FURLONG, Vice President and Treasurer. Ms. Furlong, age 38, has been a Vice President of Boston Safe Deposit and Trust Company, heading the firm's custody administration division since 1991. From November 1989 to 1991, she was Assistant Vice President of The Boston Company Advisors, Inc., also in the area of custody administration. Her address is 1 Cabot Road, Medford, MA 02155-5159.

KEVIN F. MAWE, Assistant Secretary.  Since September 1994, Mr. Mawe, age
         40, has served as Senior Counsel to Boston Safe Deposit & Trust Company ("BSD&T"). From 1990 to September 1994 he was Associate Counsel to Mellon Bank, N.A.. His address is 1 Boston Place, Boston, MA 02108-4402.

STEPHEN P. BROWNE, Assistant Treasurer.  Mr. Browne, age 32, has been a
         Vice President of Boston Safe Deposit and Trust Company since August 1992. From 1990 to August of 1992, he served as an Assistant Vice President of The Boston Company Advisers, Inc. His address is 1 Cabot Road, Medford, MA 02155-5159.


         The authority of each of the officers listed above, with the exception of Messrs. Petrycki and Pileggi, is limited solely to matters related to the Funds. Such officers have no authority over the affairs of the other portfolios of the Trust. By virtue of the responsibilities assumed by the Trust's service contractors, the Trust requires no employees other than its officers. Further, none of the Trust's officers devotes full time to the affairs of the Trust. No officer, director, or employee of the Trust's service contractors, or of any of their parents or subsidiaries, receives any compensation from the Trust for serving as a Trustee or officer of the Trust, although such service contractors receive fees for the advisory, administrative, custodial and other services they provide to the Trust.
Each Trustee receives $5,000 per annum plus $1,000 per regular meeting attended, $500 per committee meeting attended, and reimbursement for travel and out-of-pocket expenses.

         For the twelve-month period ended September 30, 1994, the Trustees received the following compensation from the Trust and from certain other investment companies (as indicated) that have the same investment advisor as the Trust or an investment advisor that is an affiliated person of the Trust's investment advisor:


                                                     Pension
                                                     or Retirement                                  Total
                             Aggregate               Benefits Accrued      Estimated Annual         Compensation From
                             Compensation            as Part of            Benefits Upon            Registrant and
Name of Trustee              from the Trust          Trust Expense         Retirement               Fund Complex
---------------              --------------          ----------------      ---------------          ----------------

Edmund A. Hajim              $0                      $0                    $0                       $0

Dennis W. Draper             $0                      $0                    $0                       $12,000*

Joseph N. Hankin             $10,500                 $0                    $0                       $10,500

John E. Heilmann             $10,000                 $0                    $0                       $10,000

Jack D. Henderson            $0                      $0                    $0                       $31,500**

Richard A. Wedemeyer         $10,500                 $0                    $0                       $10,500
______________________
*        Includes amounts received for service as a member of the Board of Trustees of
         Pacific American Fund.
**       Includes amounts received for service as a member of the Boards of Trustees of
         Pacific American Fund and Westcore Trust.


         As of the date of this SAI, the Trust's Trustees and officers as a group own less than 1% of the outstanding shares of each Fund.


                     MANAGEMENT OF THE FUNDS

Investment Advisory Agreement

         First Interstate Capital Management, Inc., previously named First Interstate Investment Services, Inc., serves as the Funds' investment advisor pursuant to an Investment Advisory and Management Agreement dated October 1, 1994 (the "Investment Advisory and Management Agreement"). FICM is located at 7501 East McCormick Parkway, Scottsdale, Arizona 85258, and is a wholly-owned subsidiary of First Interstate Bank of California ("FICAL") which is a wholly-owned subsidiary of First Interstate Bancorp (a bank holding company with headquarters in Los Angeles, California).

         The Investment Advisory and Management Agreement will continue in force with respect to each Fund until March 17, 1996. Thereafter, its continuance with respect to a Fund is subject to annual approval by (i) the Trust's Board of Trustees or (ii) the affirmative vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund, provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of any party to such agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory and Management Agreement is terminable with respect to either Fund without penalty, by the Board of Trustees, by vote of the holders of a majority of the Fund's outstanding shares, or by FICM upon not less than sixty days' written notice. The Investment Advisory and Management Agreement will terminate automatically in the event of its assignment.

         Under the Investment Advisory and Management Agreement, FICM supervises and assists in the overall management of the Trust. Subject to the supervision of the Board of Trustees, FICM manages the Funds' investments in accordance with the stated policies of each Fund. FICM makes investment decisions for the Funds and places purchase and sale orders for portfolio transactions. FICM provides the Funds with investment officers who are authorized by the Board of Trustees to execute purchases and sales of securities. For this purpose the Trustees have appointed the following officers or employees of FICM to serve as Assistant Vice Presidents - Investment and Administration of the Trust: Michael Hughes, Vice President of FICM; Thomas Hooker, Vice President of FICM; Susan K. Riechel, Vice President of FICM; Gerald Wagner, Vice President of FICM; and Michael Neitzke; Vice President of FICM. In addition, FICM's management responsibilities include, among other things, furnishing economic and statistical information as requested by the Board of Trustees and monitoring the Funds' arrangements with Service Organizations.

         As compensation for services rendered by FICM to the Funds, FICM is entitled to a fee, computed daily and paid monthly, at an annual rate of 0.30% of the first $500 million of the average daily net assets of each Fund (considered separately on a Fund-by-Fund basis), 0.25% of the next
$500 million of each Fund's average daily net assets, and 0.20% of each Fund's average daily net assets in excess of $1 billion. Prior to October 1, 1994 FICM, served as investment advisor to each of the Funds, and affiliates of FICM served as sub-investment advisor. For the six-month fiscal period ended September 30, 1994, FICM voluntarily reduced its advisory and management fee for each Fund by an annual rate of 0.38% with respect to the Prime Money Market Fund and 0.37% with respect to the Treasury Money Market Fund. For the fiscal year ended March 31, 1994, FICM voluntarily reduced its advisory and management fee for each Fund by an annual rate of 0.38 % with respect to the Prime Money Market Fund and 0.37% with respect to the Treasury Money Market Fund. For the fiscal year ended March 31, 1993, FICM voluntarily reduced its advisory and management fee for each Fund by an annual rate of 0.37%. For the fiscal year ended March 31, 1992, FICM voluntarily reduced its advisory and management fee for each Fund by an annual rate of 0.37%. The monthly advisory and management fee was further reduced voluntarily by the amounts the Funds agreed to pay to Service Organizations. As a result, FICM actually received an advisory and management fee at an annual rate of 0.12% of the value of the Prime Money Market Fund's average daily net assets and 0.13% of the value of the Treasury Money Market Fund's average daily net assets for the six-month fiscal period ended September 30, 1994, and 0.12% of the value of the Prime Money Market Fund's average daily net assets and 0.13% of the value of the Treasury Money Market Fund's average daily net assets for the fiscal year ended March 31, 1994, and 0.12% of the value of each Fund's average daily net assets for the fiscal years ended March 31, 1993 and 1992. During the six-month fiscal period ended September 30, 1994 and the fiscal years ended March 31, 1994, 1993 and 1992, the advisory fees paid to FICM by the Prime Money Market Fund were $330,715, $737,811, $640,620 and $674,535, respectively. During the six-month fiscal period ended September 30, 1994 and the fiscal years ended March 31, 1994, 1993 and 1992, the advisory fees paid to FICM by the Treasury Money Market Fund were $454,029, $900,919, $629,121 and $242,930, respectively. All of these fees were, in turn, paid by FICM to its affiliates which served as sub-investment advisors during the periods indicated.

         Pursuant to state securities regulations applicable to the Fund, FICM has agreed that if, in any fiscal year, the aggregate expenses of a Fund
(as defined under the securities regulations of any such state having jurisdiction over the Fund), exceed the expense limitations of any such state, FICM will reimburse the Fund for such excess expenses to the extent described in any written undertaking provided by FICM or the Trust to such state. To the knowledge of the Trust, as of the date of this SAI, the most restrictive expense limitation limits aggregate annual expenses, including management and advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2-1/2% of the first $30 million of each Fund's average net assets, 2% of the next $70 million, and 1-1/2% of its remaining average net assets.

         Expenses incurred in the organization and operation of each Fund, including taxes, interest, penalties, brokerage and other fees and commissions, if any, fees and expenses of Trustees, SEC fees and related expenses, state Blue Sky qualification fees, advisory fees, administration fees, charges of custodians, costs of transfer and dividend disbursing agents, certain insurance premiums, outside auditing and legal expenses, costs of maintenance of trust existence, costs of independent pricing services, investor services, preparation and printing of prospectuses for regulatory purposes and for distribution to shareholders, shareholders' reports and shareholders' meetings, costs of the Funds' arrangements with Service Organizations and extraordinary expenses, are borne by each Fund. Certain expenses that are directly incurred by or attributed to a particular class of shares will be charged solely to shareholders of that class of shares. Currently, the only expenses that are allocated differently between the Funds' separate classes of shares are expenses arising from the Service Agreements entered into by the Trust with certain institutions.

         Banking laws and regulations, including the Glass-Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve System, (a) prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any bank or non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but (b) do not prohibit such a bank holding company or affiliate generally from acting as investment advisor, transfer agent, or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of a customer. In some states, banks or other institutions through which transactions in Fund shares are effected, may be required to register as dealers pursuant to state law.

         FICM, FICAL, and the Service Organizations that are governed by banking laws and regulations believe that they may perform services for the Funds without violating the Glass-Steagall Act. There have, however, been no cases deciding whether a bank and its affiliates may perform services comparable to those performed by either FICM, FICAL, or the Service Organizations, and future changes in either federal or state statutes or regulations relating to the permissible activities of banks or trust companies or their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent FICM, FICAL, or the Service Organizations from continuing to perform services for the Funds or from continuing to purchase Fund shares for the accounts of customers. If FICM, FICAL, or the Service Organizations were prohibited from providing services to the Funds, it is expected that the Board of Trustees would make other arrangements and that shareholders would not suffer adverse consequences. Any new advisory agreement would be subject to shareholder approval.

         On the other hand, legislation has been introduced in Congress from time to time which, if enacted, would permit a bank holding company subsidiary to organize, sponsor and distribute shares of investment companies such as the Funds notwithstanding present restrictions under the Glass-Steagall Act and the Holding Company Act. As described herein, the Funds are currently distributed by Premier Mutual Fund Services, Inc. and receive certain administrative services from The Dreyfus Corporation. If current restrictions preventing a bank holding company subsidiary from legally sponsoring, organizing, controlling and distributing shares of an investment company were relaxed, it is anticipated that FICM, FICAL, or the Service Organizations would consider the possibility of offering to perform additional services for the Funds.

         It is not possible of course, to predict whether or in what form such legislation might be enacted or the terms upon which FICM, FICAL, or the Service Organizations might offer to provide services for consideration by the Board of Trustees.

         FICM's investment advisory agreement provides that FICM shall not be liable for any error of judgment or mistake of law, or in any other event whatsoever, except by reason of a breach of fiduciary duty with respect to the receipt of compensation for services or for loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from the reckless disregard of its obligations and duties under the agreement.

Administration Agreement

         Pursuant to an Administration Agreement dated as of October 1, 1994 (the "Administration Agreement"), The Dreyfus Corporation (the "Administrator") serves as administrator for the Funds. Under the Administration Agreement, the Administrator supplies office facilities; provides statistical and research data, data processing services, clerical, accounting and bookkeeping services, internal auditing and legal services, and internal executive and administrative services; prepares reports to shareholders; prepares reports to and filings with the SEC and state securities authorities; prepares tax returns; calculates the net asset value of Fund shares and dividends and capital gains distributions to shareholders; and generally assists in all aspects of the Funds' operations (except with respect to services provided by the Funds' investment advisor). For these administrative services, the Administrator is entitled to receive a fee at the annual rate of 0.10% of each Fund's average daily net assets. During the six-month fiscal period ended September 30, 1994 and the fiscal years ended March 31, 1994, 1993 and 1992, the administration fees paid to the Administrator by the Prime Money Market
Fund were $275,596, $614,901, $533,850 and $562,112, respectively.  During the six-month fiscal period ended September 30, 1994 and the fiscal years ended March 31, 1994, 1993 and 1992, the administration fees paid to the Administrator by the Treasury Money Market Fund were $347,499, $690,137, $524,268 and $202,442, respectively.

         The Administration Agreement with the Administrator will continue in effect automatically with respect to each Fund for successive annual periods ending on March 17th of each year, provided such continuation is approved at least annually by the Board of Trustees or by the vote of a majority of the outstanding shares of the particular Fund involved (as defined in the 1940 Act), and by a majority of the Trustees who are not interested persons of any party to the Administration Agreement by vote cast in person at a meeting called for such purpose. The Administration Agreement is terminable at any time with respect to either Fund by the Board of Trustees or by a vote of a majority of the Fund's outstanding shares upon 60 days' notice to the Administrator, or by the Administrator upon not less than 90 days' notice to the Trust.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds or its security holders in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from the reckless disregard by it of its obligations and duties thereunder.

         If the aggregate expenses of either Fund in any fiscal year exceed the expense limitations imposed by applicable state securities regulations, the Fund may deduct from the fees to be paid with respect to such Fund to the Administrator, or the Administrator will bear, to the extent required by such regulations, that portion of such excess which bears the same relation to the total excess as the Administrator's fees bear to the total administration and investment advisory and management fees otherwise payable for the fiscal year by the Fund involved to the Administrator and the Funds' investment advisor. Such amount, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis. The Administrator may also voluntarily waive its fee from either Fund from time to time.

Distribution Contract

         Pursuant to a Distribution Contract dated as of October 1, 1995 (the "Distribution Contract"), Pacifica Funds Distributor Inc., serves as distributor of the Funds' Service and Institutional Shares. Service and Institutional Shares of each Fund are sold on a continuous basis by the Funds' distributor pursuant to the Distribution Agreement which is renewable annually. PFD Inc. is not obliged to sell any particular amount of shares. PFD Inc. is not entitled to any payments from the Funds for its distribution services.

Service Organizations

         The Trust has entered into Service Agreements with certain institutions that are record shareholders in the Funds ("Service Organizations"), providing that the Service Organizations will render support services to their customers ("Customers") who are the beneficial owners of Service and Institutional Shares in consideration of the Funds' payment of up to 0.25% (on an annual basis) of the average daily net asset value of the Service and Institutional Shares held by the Service Organizations for the benefit of their Customers. Currently, the Funds make payments to Service Organizations at the rate of 0.21% (on an annual basis) of the average daily net asset value of Service Shares. The Funds do not intend to make any payments to Service Organizations with respect to Institutional Shares during the current fiscal year. All payments made under Servicing Agreements with respect to a particular class of shares are borne by that class. The services provided by a Service Organization may include: (i) aggregating and processing purchase and redemption requests from Customers; (ii) providing Customers with a service that invests the assets of their accounts in Fund shares; (iii) processing dividend payments from the Funds; (iv) providing information periodically to Customers; (v) arranging for bank wires; (vi) responding to Customer inquiries; (vii) providing sub-accounting with respect to Fund shares beneficially owned by Customers; (viii) forwarding shareholder communications; and (ix) other similar services requested by the Trust. Agreements with the Service Organizations are terminable at any time by the Trust without penalty.
FICM intends to waive a portion of the advisory fee otherwise payable by a Fund on assets invested by Customers of Service Organizations to the extent that the investment advisory fees paid by a Fund to FICM plus the fees paid by the Fund to Service Organizations exceed the annual rate of 0.50% the Fund's average daily net assets. For the six-month fiscal period ended September 30, 1994, and the fiscal years ended March 31, 1994, 1993 and 1992, the Prime Money Market Fund paid $413,393, $922,351, $800,774 and
$843,168, respectively, to Service Organizations. For the same periods, the Treasury Money Market Fund paid $521,248, $1,035,205, $786,402 and $303,664, respectively, to Service Organizations. Of these amounts, for the six-month fiscal period ended September 30, 1994 and the fiscal years ended March 31, 1994, 1993 and 1992, respectively, a total of $924,045, $1,935,703, $1,551,971 and $1,106,598 was paid to FICAL, and other affiliates of First Interstate Bancorp; and a total of $10,596, $21,853, $35,205 and $40,234 was paid to Western Asset Management Company, a prior affiliate of FICAL. For the six-month fiscal period ended September 30, 1994, and the fiscal years ended March 31, 1994, 1993 and 1992, the Service Organizations voluntarily waived fees aggregating $275,596, $614,901, $533,850 and $562,112, respectively, with respect to the Prime Money Market Fund and $347,498, $690,137, $524,268 and $202,442, respectively, with respect to the Treasury Money Market Fund. For the periods indicated above, each Fund offered only one class of shares to institutional investors.

         Depending upon the terms governing the particular Customer accounts, Service Organizations may charge Customers directly for cash management and other services provided in connection with the accounts, including, for example, account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets, or income. A Customer should therefore read this SAI in light of the terms of the account with a Service Organization before purchasing Fund shares.


                    PURCHASE OF SERVICE AND INSTITUTIONAL SHARES

         The Funds' Service and Institutional Shares are sold at the net asset value next determined after federal funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve
Bank) are received by the transfer agent, as hereafter provided.

         Orders for the purchase of Service and Institutional Shares are effected as of the business day an order is received if federal funds are received by the Funds by 12:00 noon, Pacific time. If federal funds are received at or after 12:00 noon, Pacific time, orders are effected the next business day.

         All Service and Institutional Shares purchased are credited to the appropriate shareholder's account at the net asset value determined as described below. Service and Institutional Shares purchased begin accruing income dividends on the day on which shares are purchased and continue to accrue dividends through the day before the shares are redeemed.

         In order to maximize earnings the Funds intend to be as completely invested as is feasible. The Funds are required to make immediate settlement in federal funds for portfolio securities purchased.


                     REDEMPTION OF SERVICE AND INSTITUTIONAL SHARES

         Upon receipt of a proper request by the transfer agent, the Funds will redeem Service and Institutional Shares at their next determined net asset value. Customers should submit redemption requests to their Banks in accordance with the instructions and limitations of the Banks.

         Requests for redemption of Service and Institutional Shares are processed after a proper redemption request is received by the Fund's transfer agent. If such requests are received by the Fund's transfer agent on a business day by 12:00 noon, Pacific time, the shares are redeemed at the net asset value determined as of 12:00 noon, Pacific time, on that day; if requests are received by the transfer agent at or after 12:00 noon, Pacific time, the redemption is made at the net asset value determined as of 12:00 noon, Pacific time, on the next business day.

         Ordinarily, the Funds will transmit payment for all Service and Institutional Shares redeemed within two business days after a redemption request is executed, but in any event payment will be made within seven days thereafter. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Funds ordinarily utilize is restricted, or when an emergency exists as determined by the SEC so that disposal of a Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Funds' shareholders.

                       DETERMINATION OF NET ASSET VALUE

         The net asset value per share ("NAV") for each share class of both Funds is determined as of 12:00 noon, Pacific time, on days on which the Trust is open for business (i.e., days on which the San Francisco branch of the Federal Reserve Bank and First Interstate Bank of California, the Funds' custodian, and in the case of the Treasury Money Market Fund, the New York Stock Exchange, are open for business -- "business days"). For 1995, the San Francisco branch of the Federal Reserve Bank and the Funds' custodian have designated the following holiday closings: New Year's Day (observed), Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day. The San Francisco branch of the Federal Reserve Bank or the Funds' custodian may designate different dates for the observance of these holidays as well as designate different holidays for closing in the future. To the extent that the Funds' securities are traded on various markets on days when the Federal Reserve Bank of San Francisco or the Funds' custodian is closed, a Fund's NAV may be affected on days when the shareholders may not purchase or redeem shares. NAV of each class of shares of the Funds is computed by dividing the value of a Fund's assets allocable to that class, less the liabilities charged to that class, by the total number of outstanding shares of that class.

         The Funds' instruments are valued on the basis of amortized cost. This technique involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors in a Fund would receive less investment income. The converse would apply in a period of rising interest rates.

         The valuation of the Funds' instruments, based upon their amortized cost and the concomitant maintenance by each Fund of a net asset value of $1.00, is permitted in accordance with Rule 2a-7 under the 1940 Act, pursuant to which each Fund must adhere to certain conditions. Each Fund must maintain a dollar-weighted average maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less, and invest only in securities which are determined to present minimal credit risks pursuant to guidelines adopted by the Trustees. Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

         The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at a single value. Such procedures will include the determination, at such intervals as the Trustees deem appropriate, of the extent to which each Fund's NAV as calculated by using available market quotations deviates from $1.00 per share, such deviation may result in material dilution or other unfair results to existing shareholders or investors. In the event the Trustees determine that such a material deviation exists, they have agreed to take such corrective action as they regard as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind or without monetary or other consideration; or establishing a net asset value per share by using available market quotations. It is the intention of each Fund to maintain a per share net asset value of $1.00, but there can be no assurance that either Fund will do so.


                       DIVIDENDS AND DISTRIBUTIONS

         Each Fund ordinarily declares dividends from its net investment income on each day that the Fund is open for business. Dividends usually are payable within five business days after the end of each month. Each Fund's earnings for non-business days are declared as dividends to the shareholders of record on the preceding business day.

         If an investor redeems all shares in its account at any time during the month, all dividends declared to the day prior to redemption are paid to the investor within five business days after the end of the month by crediting its bank account or, if this is not possible, in cash. Distributions of realized securities gains, if any, are declared and paid at least annually.

         Each Fund seeks to maintain a net asset value of $1.00 per share for purposes of purchases and redemptions. To effectuate this policy, under certain circumstances the Board of Trustees may consider the advisability of temporarily reducing or suspending declaration of daily dividends, or the advisability of making a capital gains or other distributions. See "Determination of Net Asset Value."


                              TAXES

         Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute their taxable net investment income and net realized capital gains, if any. Net investment income and net realized capital gains, if any, will be distributed to investors of a Fund that actually realized the income or gain. Distributions of net investment income and capital gains are taxable to those investors who are not exempt from federal income taxes. It is expected that each Fund will distribute any net realized short-term gains (unless negligible in amount) at least annually. Neither Fund expects to realize any long-term capital gains. Each Fund will be treated separately for federal tax-purposes.

         Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of the gain realized from the disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code.

         The Prime Money Market Fund has an unused capital loss carryover of approximately $103,100 available for federal income tax purposes to be applied against future profits from sales of securities, if any, realized subsequent to September 30, 1994. If not applied, $46,700 expire on September 30, 1999 and $56,400 expires on September 30, 2000.

         For federal income tax purposes, an exchange of shares is a taxable event and, accordingly, a capital gain or loss may be used. Please consult a tax or other financial advisor to determine the tax consequences of a particular exchange.

         Dividends derived from net investment income, together with distributions from the excess, if any, of net realized short-term gains over net realized long-term losses and gains from the sale or other disposition of certain market discount bonds paid by each Fund to a foreign investor generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign investor claims the benefit of a lower rate specified in a tax treaty. Distributions from the excess, if any, of net realized long-term securities gains over net realized short-term securities losses paid by each Fund to a foreign investor will not be subject to any U.S. withholding taxes. However, such distributions may be subject to backup withholding, as described in the Prospectuses, unless the foreign investor certifies his non-U.S. residency status. Different tax consequences may apply to foreign investors engaged in a U.S. trade or business. Foreign investors should consult their tax advisors regarding the U.S. and foreign tax consequences of investing in the Funds.


                            YIELD CALCULATIONS

         The "yields" and "effective yields" of each Fund described in the Prospectuses are calculated according to formulas prescribed by the SEC. The standardized seven-day yields for the respective classes of shares of a Fund are computed separately for each class by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in each Fund includes the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares, and all fees, other than non-recurring account or sales charges, that are charged to all shareholder accounts in proportion to the length of the base period and the Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and used appreciation and depreciation. The effective annualized yields for a Fund are also computed separately for each class by compounding the unannualized base period return (calculated as above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The fees which may be imposed by Banks for cash management services in connection with investments in shares of the Funds are not reflected in the Funds' yields, and any such fees, if charged, will reduce the actual return received by Customers for their investments. For the periods indicated below, each of the Funds offered only one class of shares to institutional investors. See "Management of the Funds" in the Prospectuses. For the seven-day period ended March 31, 1995, the Prime Money Market Fund's yield was 5.87% and its effective yield was 6.04%. For the seven-day period ended March 31, 1995, the Treasury Money Market Fund's yield was 5.68% and its effective yield was 5.84%. During this seven-day period, the Investment Advisor and Service Organizations waived portions of their fees amounting to 0.28% of the average daily net assets of the Prime Money Market Fund and 0.26% of the average net assets of the Treasury Money Market Fund. Had expenses not been waived, the yield and effective yield for the same period would have been 5.60% and 5.76%, respectively, for the Prime Money Market Fund and 5.43% and 5.58%, respectively, for the Treasury Money Market Fund.

         Yield information may be useful in reviewing the Funds' performance and for providing a basis for comparison with other investment alternatives. However, yields fluctuate, unlike investments which pay a fixed yield for a stated period of time. Yields for the Funds are calculated on the same basis as other money market funds as required by applicable regulations. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

         Investors should recognize that in periods of declining interest rates, the Funds' yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Funds' yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Funds from the continuous sale of their shares will likely be invested in instruments producing lower yields than the balance of the Funds, thereby reducing the current yields of the Funds.

In periods of rising interest rates, the opposite can be expected to occur.


                          PORTFOLIO TRANSACTIONS

         Purchases and sales of portfolio securities usually are principal transactions. Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or market maker for the securities.
There usually are no brokerage commissions paid by either Fund for such purchases. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. While FICM generally seeks competitive spreads or commissions, the Funds may not necessarily be paying the lowest available spread or commission for the reasons stated below.

         The Funds' agreement with FICM provides that, in executing portfolio transactions and selecting brokers or dealers, FICM will use its best efforts to seek, on behalf of the Funds, the best overall terms available.
In assessing the best overall terms available for any transaction, FICM is to consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis.

         In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, FICM may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to either
Fund and/or other accounts over which it or an affiliate exercises investment discretion. FICM is authorized, subject to the review of the Board of Trustees, to pay to a broker or dealer which provides such brokerage and research services a commission for executing a portfolio transaction for either Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, such commission is determined in good faith to be reasonable in relation to the value of the brokerage and research services provided by such broker or dealer in accordance with the provisions of
Section 28(e) of the Securities Exchange Act of 1934. Information so received will supplement but will not replace that which is to be provided by FICM, and the fees are not reduced as a consequence of the receipt of such supplemental information. Such information may be useful to FICM in serving both the Funds and other clients and conversely, supplemental information obtained by the placement of business of other clients may be useful to FICM in carrying out its obligations to the Funds.

         Investment decisions for each Fund will be made independently from those of any fiduciary or other accounts that may be managed by FICM. However, to the extent that the same securities transaction may be deemed to be equally suitable at the same time for two or more accounts, the transaction will be allocated in a manner believed to be equitable to each account. In some cases, this procedure may adversely affect the price paid or received, or the size of the position obtained for or disposed of, by a Fund.

         The Funds do not purchase any obligations issued by First Interstate Bancorp or its affiliates. In addition, no portfolio securities are purchased from, sold to, or executed through First Interstate Bancorp or its affiliates. However, First Interstate Bancorp or its affiliates engage in transactions involving bank obligations, commercial paper, repurchase agreements, and securities of the U.S. Government and of certain U.S. Government agencies or instrumentalities. Such activities may have some effect on the market of such securities, and First Interstate Bancorp and its affiliates may be competing in the market place with the Funds in the purchase and sale of such securities.

         FICM has agreed to maintain a policy and practice of conducting its investment advisory services to the Trust independently of the commercial banking operations of any of its affiliates.


                          DESCRIPTION OF THE FUNDS

Capitalization

         The Trust is a Massachusetts business trust established under a Declaration of Trust dated July 17, 1984 and consists of a series of separately managed portfolios. Prior to February 9, 1993 the name of the Trust was Fund Source. This SAI relates only to the Service and Institutional Shares of two of those portfolios - the Prime Money Market Fund and the Treasury Money Market Fund.

         The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The
Board of Trustees may establish additional portfolios (with different investment objectives and fundamental policies) at anytime in the future. Establishment and offering of additional portfolios will not alter the rights of the Funds' shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights.

         In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belong to such Fund, and a proportionate distribution, based upon the relative net asset values of the Trust's respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder, except that each class of shares of a Fund shall each be solely responsible for the Service Organization fees, distribution payments and other "class" expenses, if any, that are allocated to the particular share class.

Shareholder and Trustee Liability

         The Trust is an entity of the type commonly known as a "Massachusetts Business Trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification out of the property of a Fund of any shareholder held personally liable solely by reason of being or having been a shareholder of the Fund. Thus, the risk of a shareholder incurring financial loss because of status as a shareholder is limited to circumstances in which a Fund itself would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees and officers will not be liable except for liability to the Trust or its shareholders to which he would be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of his duties, or reckless disregard of the duties involved in the conduct of his office. The Trust may have an obligation to indemnify its Trustees and officers with respect to any litigation.

Voting Rights

         Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Trustees (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. Each matter to be voted on by shareholders shall be voted by all of the Trust's outstanding shares, irrespective of portfolio, unless a separate vote of one or more portfolios is required by the 1940 Act or other applicable law or regulations or the Trustees determine that the particular matter affects only the rights or interests of one or more portfolios (and not all portfolios). Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory or sub-advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio.
However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of all portfolios voting together in the aggregate without regard to particular portfolios. Shareholders of each of the Funds will vote in the aggregate and not by class unless the matter to be voted on affects only the interests of the holders of a particular class of a Fund's shares.

         There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Pursuant to an undertaking, shareholder meetings will be called upon the written request of the holders of at least 10% of the outstanding shares entitled to vote. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         As of June 22, 1995, First Interstate Bank of California and its affiliated banks held of record substantially all of the outstanding shares of each Fund as agent, custodian, trustee or investment advisor on behalf of their customers. At such date the following persons held as beneficial owner five percent or more of the outstanding shares of a Fund because they possessed sole or shared voting or investment power with respect to such shares: Prime Money Market Fund - Retail CIK - Pacific Income Advisers, Janet Garner, 190 N. Wiget Lane, Walnut Creek, CA 94598-2426 -- 7.70%; SC UFCW Jr Tr Fds - Benefit Operating, Colleen P. Thompson, P.O. Box 6010, 6425 Katella Ave., Cypress, CA 90630 -- 8.55%; EBMUD Equity - B.H.M. & S., Lloyd Sawchuk, 375 11th Street, Oakland, CA 94607 -- 15.54%; Treasury Money Market Fund - Nevada Pers - Custodial Income Acct, Ann Schleich, 693 West Nye Lane, Carson City, NV 89703 -- 5.34%.

         As used in this SAI and the Funds' Prospectuses, a "majority of the outstanding shares" of the Trust or a Fund or class of stock means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the Trust or Fund or class represented at a meeting at which the holders of more than 50% of the outstanding shares of the Trust or Fund or class are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or Fund or class.


                         CUSTODIAN, TRANSFER AGENT,
                      COUNSEL, AND INDEPENDENT AUDITORS

         FICAL, 707 Wilshire Boulevard, Los Angeles, California 90017, serves as custodian for the Funds. As custodian, FICAL has agreed, among other things, to keep and maintain the assets of each Fund, collect income due and payable to the Funds, make disbursements of money on the Funds' behalf, and prepare and maintain books and records relating to its duties. For its custodial services, FICAL is entitled to a fee, payable monthly, at the following annual rates based upon the aggregate assets of the Funds: 0.10% of the first $1 million; 0.05% of the next $4 million; 0.025% of the next
$95 million; 0.015% of the next $100 million; and 0.01% of the balance over $200 million. In addition, FICAL is entitled to certain transaction charges and to reimbursement for its out-of-pocket expenses.

         Furman Selz, 230 Park Avenue, New York, New York 10169, serves as the transfer agent for the Funds. As transfer agent, Furman Selz has agreed to perform such services as maintaining shareholder accounts, preparing annual meeting lists, mailing proxies, disbursing income dividends, and filing certain tax forms, and is entitled to reimbursement from the Funds for certain reasonable out-of-pocket expenses incurred in connection with the performance of its services. Furman Selz may appoint co-transfer agents and sub-dividend disbursing agents to assist in the performance of its services to the Funds, provided that Furman Selz shall be as fully responsible to the Funds for the acts and omissions of any such agent as it is for its own acts and omissions.

         Drinker Biddle & Reath, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, serves as counsel for the Funds.

         Ernst & Young LLP, 515 South Flower Street, Los Angeles, California, have been selected to serve as the Funds' independent auditors for the current fiscal year. The audited financial statements which appear in this SAI and the audited financial information for the six-month fiscal period ended September 30, 1994 which appears in the Funds' Prospectuses under the heading "Financial History," have been audited by Ernst & Young LLP, the Funds' current independent auditors. The audited financial statements which appear in this SAI, and the audited financial information for each of the five years in the period ended March 31, 1994 for the Funds which appears in the Funds' Prospectuses under the heading "Financial History," have been audited by the Funds' former independent accountants, Price Waterhouse LLP. The audited financial statements that have been included herein and included or incorporated by reference in the Funds' Prospectuses are so included or incorporated in reliance on the reports of Ernst & Young LLP and Price Waterhouse LLP given upon the authority of such firms as experts in accounting and auditing.



                             APPENDIX


DESCRIPTION OF SECURITIES RATINGS

         The following is a description of the securities ratings of Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), Standard & Poor's Ratings Group, Division of McGraw Hill ("S&P"), Moody's Investors Service, Inc. ("Moody's"), IBC Limited and IBCA Inc. ("IBCA") and Thomson BankWatch, Inc. ("Thomson").

Long-Term Corporate Debt Rating

         The two highest ratings of D&P for corporate fixed-income securities are AAA and AA. Securities rated AAA are of the highest credit quality.
The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt. Securities rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category.

         The two highest ratings of Fitch for corporate bonds are AAA and AA. AAA bonds are considered to be investment grade and of the highest credit quality. The obligor is judged to have an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Plus (+) and minus (-) signs are used with the AA rating symbol to indicate relative standing within the rating category.

         The two highest ratings of S&P for corporate bonds are AAA and AA. Bonds rated AAA bear the highest rating assigned by S&P to a debt obligation and the AAA rating indicates in its opinion an extremely strong capacity to pay interest and repay principal. Bonds rated AA by S&P are judged by it to have a very strong capacity to pay interest and repay principal, and they differ from AAA issues only in small degree. The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category.

         The two highest ratings of Moody's for corporate bonds are Aaa and Aa.

Bonds rated Aaa are judged to be of the best quality. The rating of Aa is assigned to bonds which are of "high quality by all standards." Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger. Moody's may modify a rating of Aa by adding numerical modifiers of 1, 2 or 3 to show relative standing within the Aa category. Moody's has advised that the short-term credit risk of a long-term instrument sometimes carries a MIG rating or one of the commercial paper ratings described below.

         The two highest ratings of IBCA for corporate bonds are AAA and AA. Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially. Obligations for which there is a very low expectation of investment risk are rated AA. IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within a major rating category.

         The two highest ratings of Thomson for corporate bonds are AAA and AA.

Bonds rated AAA are of the highest credit quality. The ability of the obligor to repay principal and interest on a timely basis is considered to be extremely high. Bonds rated AA indicate a very strong ability on the part of the obligor to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. These ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Short-Term Corporate Debt Ratings

         The highest rating of D&P for commercial paper is Duff 1. D&P employs three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category. Duff 1 plus indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff
1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are considered to be minor. Duff 1 minus indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Fitch's short-term ratings apply to corporate debt obligations that are payable on demand or have original maturities of up to three years.
The highest rating of Fitch for short-term securities encompasses both the F-1+ and F-1 ratings. F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

         Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Issuers rated Prime-1 (or related supporting institutions) in the opinion of Moody's have a superior capacity for repayment of short-term promissory obligations.

         IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal banking subsidiaries. The designation A1 by IBCA indicates that the obligation is supported by the highest capacity for timely repayment. Where issues posses a particularly strong credit feature, a rating of A1+ is assigned.

         Thomson's short-term ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by banks and other financial institutions. The designation TBW-1 represents the highest short-term rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.





PACIFICA PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS                                                                               SEPTEMBER 30, 1995
                                                                                                   PRINCIPAL
BANKER'S ACCEPTANCES-5.4%                                                                            AMOUNT             VALUE
                                                                                                    ________          ________
Huntington National Bank
    5.78%, 11/2/95.............                                                                    $ 10,000,000     $ 9,999,560
Mellon Bank NA
    5.85%, 2/7/96...........................................................                         25,000,000      24,991,424
                                                                                                                    ___________
TOTAL BANKER'S ACCEPTANCES (cost $34,990,984)..................                                                     $34,990,984
                                                                                                                    ===========
COMMERCIAL PAPER-57.8%
Associates Corp. of North America
    5.75%, 10/26/95....................................                                            $ 30,000,000     $29,881,250
Budget Funding Corp.
    5.78%, 10/13/95.........................................................                         20,000,000    19,961,867
Ciesco L.P.
    6.40%, 10/23/95.........................................................                         10,000,000     9,962,294
    6.45%, 11/27/95.........................................................                         10,000,000     9,902,308
Corestates Capital Corp.
    5.77%, 12/20/95.........................................................                         15,000,000    14,811,000
Corporate Asset Funding Co. Inc.
    5.78%, 10/30/95.........................................................                         25,000,000    24,884,201
Deere (John) Capital Corp.
    5.77%, 2/2/96...........................................................                         25,000,000    24,517,778
Dynamic Funding (Series A)
    5.88%, 10/31/95.........................................................                         17,547,000    17,462,107
    5.88%, 11/30/95.........................................................                         7,948,000      7,871,567
Ford Motor Credit Co.
    5.77%, 10/3/95..........................................................                         30,000,000    29,990,450
General Electric Capital Corp.
    5.76%, 12/4/95..........................................................                         20,000,000    19,798,045
General Electric Capital Services Inc.
    5.82%, 1/17/96..........................................................                         15,000,000    14,744,400
Matterhorn Capital Corp.
    5.79%, 11/7/95 (a)......................................................                         25,000,000    24,852,257
Penney (J.C.) Funding Corp.
    5.76%, 10/6/95..........................................................                         15,000,000    14,988,125
PHH Corp.
    5.77%, 10/6/95..........................................................                         25,000,000    24,980,104
Phillip Morris Companies Inc.
    5.76%, 10/20/95.........................................................                         25,000,000    24,924,660
US Bancorp
    5.76%, 11/14/95.........................................................                         12,500,000    12,412,611

PACIFICA PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                   SEPTEMBER 30, 1995
                                                                                                    PRINCIPAL
COMMERCIAL PAPER (CONTINUED)                                                                         AMOUNT           VALUE
                                                                                                    ________         ________
USL Captal Corp.
    5.75%, 11/2/95..........................................................                         $20,000,000    $19,898,311
    5.77%, 11/10/95.........................................................                         7,000,000        6,955,433
Weyerhauser Mortgage Co.
    5.77%, 10/6/95..........................................................                         20,000,000     19,984,083
                                                                                                                    _________
TOTAL COMMERCIAL PAPER (cost $372,782,851)..................................                                       $372,782,851
                                                                                                                    ===========
BANK NOTES-3.1%
Comerica Bank, Detroit
    6.15%, 6/13/96 (b)
    (cost $20,000,000)......................................................                      $ 20,000,000      $20,000,000
                                                                                                                    ===========
CORPORATE NOTES-6.2%
Bear Stearns Companies Inc.
    5.91%, 10/30/95 (b).....................................................                       $20,000,000      $20,000,000
Merrill Lynch & Co. Inc.
    6.05%, 5/1/96 (b).......................................................                       20,000,000       20,000,000
                                                                                                                    _________
TOTAL CORPORATE NOTES (cost $40,000,000)....................................                                         $40,000,000
                                                                                                                    ===========
MASTER DEMAND NOTES-7.8%
Goldman Sachs Group L.P.
    5.87%, 10/27/95 (b).....................................................                        $25,000,000      $25,000,000
Morgan (J.P.) & Co.
    6.50%, 1/3/96 (b).......................................................                         25,000,000      25,000,000
                                                                                                                     _________
TOTAL MASTER DEMAND NOTES (cost $50,000,000)................................                                         $50,000,000
                                                                                                                     ===========
REPURCHASE AGREEMENT-19.6%
Salomon Brothers Inc.
    6.45%, dated 9/29/95 due 10/2/95 in the amount of
    $126,111,511 (fully collateralized by $468,106,000
    U.S. Treasury Strips due from 2/15/96 to 8/15/2023,
    value $128,570,726)
    (cost $126,043,763)...........................                                              $126,043,763        $126,043,763
                                                                                                                     ===========
TOTAL INVESTMENTS (cost $643,817,598)...............................        99.9%                                   $643,817,598
                                                                           ======                                    ===========
CASH AND RECEIVABLES (NET)..........................................          .1%                                    $   785,790
                                                                           ======                                    ===========
NET ASSETS  ...................................................            100.0%                                  $ 644,603,388
                                                                           ======                                    ===========




See notes to financial statements.

PACIFICA TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS                                                                SEPTEMBER 30, 1995
                                                                     ANNUALIZED
                                                                      YIELD ON
                                                                       DATE OF              PRINCIPAL
U.S. TREASURY BILLS-41.6%                                              PURCHASE               AMOUNT             VALUE
                                                                        ______              ________            ________
    10/5/95....................................................          5.18%         $   160,000,000  $    159,908,089
    10/12/95...................................................          5.16              155,000,000       154,756,663
    10/19/95...................................................          6.14               20,000,000        19,940,750
    11/24/95...................................................          5.47               25,000,000        24,799,563
    5/2/96.....................................................          5.75               40,000,000        38,686,278
    5/30/96....................................................          5.74               35,000,000        33,708,325
                                                                                                             ___________
TOTAL U.S. TREASURY BILLS (cost $431,799,668)..................                                             $431,799,668
                                                                                                            ============
U.S. TREASURY NOTES-13.1%
    3.88%, 10/31/95............................................          5.32%              $30,000,000      $29,959,821
    7.88%, 2/15/96.............................................          5.56                65,000,000       65,503,078
    8.88%, 2/15/96.............................................          5.56                20,000,000       20,224,607
    7.38%, 5/15/96.............................................          5.53                20,000,000       20,190,354
                                                                                                               ___________
TOTAL U.S. TREASURY NOTES (cost $135,877,860)..................                                               $135,877,860
                                                                                                              ============
REPURCHASE AGREEMENTS-45.2%
Goldman, Sachs & Co.
    dated 9/29/95, due 10/2/95 in the amount of
    $134,182,871 (fully collateralized by
    $9,872,000 U.S. Treasury Bonds, 9.875%-11.75%,
    due from 2/15/2010 to 11/15/2015, value
    $13,397,535 and by $122,702,000 U.S. Treasury
    Notes, 4.75%-9.875% due from 4/15/96 to
    2/15/2003, value $120,714,395).............................          6.40%         $   134,111,345         $ 134,111,345
HSBC Securities Inc.
    dated 9/29/95, due 10/2/95 in the amount of
    $160,086,000 (fully collateralized by
    $57,104,000 U.S. Treasury Bills, due from
    10/12/95 to 9/19/96, value $55,066,635, by
    $8,204,000 U.S. Treasury Bonds, 3.5%-15.75%,
    due from 11/15/1995 to 8/15/2005, value
    $10,697,802, and by $90,799,000 U.S. Treasury Notes
    5.5%-8.875%, due from 1/15/2000 to 8/15/2001
    value $97,438,386).........................................          6.45              160,000,000            160,000,000


PACIFICA TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                     SEPTEMBER 30, 1995
                                                                    ANNUALIZED
                                                                     YIELD ON
                                                                      DATE OF                PRINCIPAL
REPURCHASE AGREEMENTS (CONTINUED)                                    PURCHASE                 AMOUNT                VALUE
                                                                     _________               ________              ________
J.P. Morgan Securities
    dated 9/29/95, due 10/2/95 in the amount of
    $175,093,333 (fully collateralized by
    $169,692,000 U.S. Treasury Notes, 6.125%-8.5%,
    due from 6/30/99 to 11/15/2000, value
    $178,504,456)..............................................             6.40%         $175,000,000        $175,000,000
                                                                                                               ___________
TOTAL REPURCHASE AGREEMENTS (cost $469,111,345)................                                                $469,111,345
                                                                                                              ============
TOTAL INVESTMENTS (cost $1,036,788,873)............                99.9%                                     $1,036,788,873
                                                                 =======                                      ============
CASH AND RECEIVABLES (NET).........................                  .1%                                       $  1,361,193
                                                                 =======                                      ============
NET ASSETS.........................................              100.0%                                      $1,038,150,066
                                                                 =======                                      ============
NOTES TO STATEMENT OF INVESTMENTS:
    (a)  Backed by irrevocable letter of credit.
    (b)  Variable interest rate subject to periodic change.















See notes to financial statements.

PACIFICA FUNDS TRUST
STATEMENT OF ASSETS AND LIABILITIES                                                                SEPTEMBER 30, 1995
                                                                                           PACIFICA PRIME     PACIFICA TREASURY
                                                                                           MONEY MARKET       MONEY MARKET
                                                                                           FUND               FUND
                                                                                          ________            _________
ASSETS:
    Investments in securities, at value
      (including repurchase agreements of $126,043,763 and $469,111,345 for the Prime Money Market Fund and Treasury Money Market Fund,
      respectively)-Note 2(a,b).......................................                   $643,817,598         $1,036,788,873
    Cash..............................................................                      2,930,853              4,344,679
    Interest receivable...............................................                        846,534               2,101,731
    Prepaid expenses..................................................                         58,688                 154,046
                                                                                         _____________-        _____________-
                                                                                            647,653,673        1,043,389,329
                                                                                         _____________-        _____________-
LIABILITIES:
    Due to First Interstate Capital Management, Inc...................                     $ 154,346               $ 276,255
    Due to The Dreyfus Corporation....................................                        50,203                  85,539
    Dividends payable.................................................                     2,745,983               4,552,495
    Accrued expenses..................................................                        99,753                 324,974
                                                                                         _____________-        _____________-
                                                                                            3,050,285               5,239,263
                                                                                         _____________-        _____________-
NET ASSETS  ...............................................                              $644,603,388          $1,038,150,066
                                                                                        =============          ==============
REPRESENTED BY:
    Paid-in capital...................................................                   $644,706,476         $1,038,150,066
    Accumulated undistributed net realized (loss) on investments......                    (103,088)                 _-
                                                                                         _____________-        _____________-
NET ASSETS, at value..................................................                  $644,603,388         $1,038,150,066
                                                                                        =============          ==============
Shares of Beneficial Interest outstanding-Note 4:
    Service Shares
      (unlimited number of $.001 par value shares authorized).........                  614,100,571            1,001,707,107
                                                                                        =============          ==============
    Institutional Shares
      (unlimited number of $.001 par value shares authorized).........                    30,605,905               36,442,959
                                                                                        =============          ==============
NET ASSET VALUE per share:
    Prime Money Market Fund:
      Service shares ($613,997,483 / 614,100,571 shares)..............                            $1.00
                                                                                                  ======
      Institutional shares ($30,605,905 / 30,605,905 shares)..........                            $1.00
                                                                                                  ======
    Treasury Money Market Fund:
      Service shares ($1,001,707,107 / 1,001,707,107 shares)..........                                               $1.00
                                                                                                                     ======
      Institutional shares ($36,442,959 / 36,442,959 shares)..........                                               $1.00
                                                                                                                     ======




See notes to financial statements.

PACIFICA FUNDS TRUST
STATEMENT OF OPERATIONS                                                                          YEAR ENDED SEPTEMBER 30, 1995
                                                                                              PACIFICA PRIME    PACIFICA TREASURY
                                                                                              MONEY MARKET       MONEY MARKET
                                                                                              FUND               FUND
                                                                                             ____________        ______________
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                     $33,982,412      $52,925,189
                                                                                                __________       __________
    EXPENSES-NOTE 2(C):
      Investment advisory and management fee-Note 3(a)......................                      $1,694,406      $2,545,887
      Shareholder servicing costs-Note 3(b).................................                      1,444,406        2,304,715
      Administration fee-Note 3(a)..........................................                      577,763          921,886
      Custodian fees-Note 3(c)..............................................                      67,459           108,325
      Professional fees.....................................................                      56,616           86,005
      Prospectus and shareholders' reports..................................                      12,510           13,536
      Trustees' fees and expenses-Note 3(d).................................                      9,492            8,612
      Registration fees.....................................................                      8,956            55,297
      Miscellaneous.........................................................                      28,517           81,882
                                                                                                __________       __________
                                                                                                  3,900,125        6,126,145
      Less-reduction in investment advisory and management
          fee and shareholder servicing costs due to
          undertakings-Note 3(a,b)..........................................                      1,545,737        2,228,713
                                                                                                __________       __________
            TOTAL EXPENSES..................................................                      2,354,388        3,897,432
                                                                                                __________       __________
INVESTMENT INCOME-NET, representing net increase in net
    assets resulting from operations........................................                      $31,628,024    $49,027,757
                                                                                                  ===========    ===========











See notes to financial statements.





PACIFICA FUNDS TRUST
STATEMENT OF CHANGES IN NET ASSETS
                                         PACIFICA PRIME MONEY MARKET FUND                   PACIFICA TREASURY MONEY MARKET FUND
                                    _____________________________________________  ____________________________________________
                                    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                     MARCH 31,     SEPTEMBER 30,    SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,      SEPTEMBER 30,
                                        1994           1994*           1995           1994             1994*            1995
                                      _______      _____________     ________       _______          _________         _______
OPERATIONS:
    Investment income-net...        $18,196,599    $10,119,420      $ 31,628,024   $19,111,559     $12,935,211      $ 49,027,757
    Net realized gain
      on investments..                    9,560          -                -           -                -                  _
                                      _______      _____________     ________       _______          _________         _______
      Net Increase In Net Assets
          Resulting From Operation   18,206,159      10,119,420      31,628,024     19,111,559     12,935,211         49,027,757
                                      _______      _____________     ________       _______          _________         _______
DIVIDENDS TO
    SHAREHOLDERS FROM:
    Investment income-net:
      Service shares......          (18,196,599)   (10,119,420)    (31,328,215)   (19,111,559)      (12,935,211)    (48,762,724)
      Institutional shares...             _              _            (299,809)         _                 -            (265,033)
    Net realized gain
      on investments:
      Service shares............         _              _                 _          (30,993)            _                 -
      Institutional shares......         _              _                 -              -              -                  -
                                      _______      _____________     ________       _______          _________         _______
          TOTAL DIVIDENDS.......   (18,196,599)    (10,119,420)     (31,628,024)   (19,142,552)     (12,935,211)    (49,027,757)
                                      _______      _____________     ________       _______          _________         _______
CAPITAL SHARE TRANSACTIONS
    (NET)-Note 4.......             59,110,337      37,705,886       79,298,223     40,743,629      35,680,545       347,519,721
                                      _______      _____________     ________       _______          _________         _______
          TOTAL INCREASE IN
            NET ASSETS....          59,119,897      37,705,886       79,298,223     40,712,636      35,680,545       347,519,721
NET ASSETS:
    Beginning of period....         468,479,382     527,599,279      565,305,165    614,237,164   654,949,800        690,630,345
                                      _______      _____________     ________       _______          _________         _______
    End of period...........        $527,599,279   $565,305,165   $ 644,603,388    $654,949,800    $690,630,345    $1,038,150,066
                                    ============   ============     ===========    ============    ============    ==============
    *The Funds changed their fiscal year ends from March 31 to September 30.










PACIFICA FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
NOTE 1-GENERAL:
    Pacifica Funds Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company and operates as a series company offering multiple investment portfolios, including Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund (the "Funds"). The Trust accounts separately for the assets, liabilities and operations of each investment portfolio. First Interstate Capital Management, Inc. ("FICM" or "Advisor"), an indirect wholly-owned subsidiary of First Interstate Bancorp, serves as the Funds' Investment Adviser. The Dreyfus Corporation ("Dreyfus") serves as the Funds' Administrator. Dreyfus is a direct subsidiary of Mellon Bank, N.A. First Interstate Bank of California ("FICAL"), a wholly-owned banking subsidiary of First Interstate Bancorp, serves as the Funds' Custodian. Furman Selz Incorporated ("Furman Selz") serves as the Funds' Transfer Agent and Dividend Disbursing Agent. Premier Mutual Fund Services, Inc., until September 30, 1995, acted as the distributor of the Funds' shares, which are sold to the public without a sales charge. Effective October 1, 1995 Pacifica Funds Distributor Inc. (the "Distributor") was engaged as the Funds' distributor.
    The Funds were formerly separate investment portfolios of Pacific American Fund. Effective October 1, 1994, Pacific American Fund was reorganized into Pacifica Funds Trust. In connection therewith, the Funds have changed their fiscal year ends from March 31 to September 30.
    In July 1995, Pacific American Money Market Portfolio and Pacific American U.S. Treasury Portfolio were renamed Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund, respectively.
    Each Fund seeks to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be able to do so.
    On May 12, 1995, the Funds' Board of Trustees approved the issuance of multiple classes of shares of each Fund. Effective August 11, 1995, existing shares of the Funds were classified as Service shares and the Funds began offering both Service and Institutional shares to investors. Effective October 1, 1995 the Funds began offering Investor shares to investors.
    Effective October 1, 1995, the Pacifica Prime Money Market Fund acquired all of the assets and assumed all of the liabilities of the Westcore Cash Reserve Fund and the Westcore Money Market "A" Fund. In addition, effective October 1, 1995, the Pacifica Treasury Money Market Fund acquired all of the assets and all of the liabilities of the Westcore Treasury Money Market Fund and the Westcore Government Money Market Fund. These acquisitions were accomplished in separate tax-free exchanges for shares of the respective Fund.
NOTE 2-SIGNIFICANT ACCOUNTING POLICIES:
    (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Funds' Board of Trustees to represent the fair value of the Funds' investments.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost.
    The Funds may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Funds' Adviser, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and sub-custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the
PACIFICA FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED) value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional
collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.
    The Prime Money Market Fund may lend its securities to broker-dealers and other institutional investors. The Fund's policy is to receive collateral on each loan equal at all times to the market value of the securities loaned plus accrued interest. The Fund may bear the risk of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.
    (C) EXPENSES: Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to more than one investment portfolio of the Trust are allocated between them, based on net assets.
    (D) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Trust, with respect to both Funds, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized gain, if any, with respect to both Funds, are normally declared and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. However, to the extent that a net realized gain of either Fund can be reduced by a capital loss carryover of that Fund, such gain will not be distributed.
    (E) FEDERAL INCOME TAXES: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
    The Pacifica Prime Money Market Fund has an unused capital loss carryover of approximately $103,100 available for Federal income tax purposes to be applied against future profits from sales of securities, if any, realized subsequent to September 30, 1995. If not applied, $46,700 expires on September 30, 1999 and $56,400 expires on September 30, 2000.
    At September 30, 1995, the cost of investments of each Fund for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 3-INVESTMENT ADVISORY AND MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Effective October 1, 1994, fees payable by the Funds pursuant to the provisions of a new Investment Advisory and Management Agreement with FICM are payable monthly, at an annual rate of .30 of 1% of the first $500 million of each Fund's average daily net assets, .25 of 1% of the next $500 million of each Fund's net assets, and .20 of 1% of each Fund's net assets in excess of $1 billion. Fees payable by the Funds pursuant to the provisions of an Administration Agreement with Dreyfus are payable monthly based on an annual rate of .10 of 1% of the average daily value of each Fund's net assets. The Investment Advisory and Management Agreement and the Administration Agreement further provide that FICM and Dreyfus will make certain reimbursements to the Funds if, in any fiscal year, the

PACIFICA FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

aggregate expenses of each Fund (as determined in accordance with the Agreements and applicable state securities regulations) exceed the expense limitations of any state having jurisdiction over the Funds. California "blue sky" regulations, the most stringent state expense limitation applicable to the Funds, presently require reimbursement of expenses in any fiscal year that such expenses exceed 2 1/2% of the first $30 million, 2% of the next $70 million and 1 1/2% of the excess over $100 million of the average value of either Funds' net assets.
    For the year ended September 30, 1995, FICM voluntarily agreed to waive receipt of the advisory and management fees payable to it by the Pacifica Prime Money Market Fund in excess of .12 of 1% of the average daily value of the Fund's net assets. From October 1, 1994 through August 10, 1995, FICM voluntarily agreed to waive receipt of the advisory and management fees payable to it by the Pacifica Treasury Money Market Fund in excess of .13 of 1% of the average daily value of the Fund's net assets and thereafter has undertaken through September 30, 1995 to waive receipt of the advisory and management fee in excess of .12 of 1% of the average daily value of the Fund's net assets. The advisory and management fees paid by each Fund to FICM for the year ended September 30, 1995 amounted to $693,315 for the Pacifica Prime Money Market Fund and $1,160,424 for the Pacifica Treasury Money Market Fund after total reductions in the advisory and management fee of $1,001,091 and $1,385,463 for each Fund, respectively.
    (B) The Trust has entered into service agreements with certain institutions ("service organizations") that may be affiliated with FICM. The service organizations render shareholder accounting and support services to their customers who are the beneficial owners of shares of the Trust. The Funds pay the service organizations fees at an annual rate of up to .25 of 1% of the average daily net asset value of the Service and Institutional shares held by the service organizations for the benefit of their customers. Agreements between the Funds and service organizations are terminable at any time by the Funds without penalty. From October 1, 1994 through August 10, 1995, the service organizations voluntarily agreed to reduce the fees payable to them by each Fund by .10 of 1% of the average daily value of the respective Fund's net assets. From August 11, 1995 through September 30,
1995, the service organizations voluntarily agreed to reduce the fees payable to them by the Pacifica Prime Money Market and Pacifica Treasury Money Market Funds by .05 of 1% and .04 of 1% of the average daily value of the respective Fund's net assets for the Service shares. Additionally, From August 11, 1995 through September 30, 1995, there were no fees charged by service organization s on Institutional shares. For the year ended September 30, 1995, the Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund made payments to service organizations, totalling $899,761 and $1,461,465 (which include payments to affiliates of $894,783 and $1,461,465), respectively, net of amounts voluntarily waived, which were $544,645 and $843,250, respectively.
    (C) During the year ended September 30, 1995, FICAL, a wholly-owned banking subsidiary of First Interstate Bancorp, served as the Custodian and Transfer Agent of the Funds. For such period, custodian fees amounted to $67,459 and $108,325 for the Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund, respectively. No fees were paid to FICAL as Transfer Agent, although it did receive payments as a service organization as described in Note 3(b) above. Effective October 1, 1995, Furman Selz became the Fund's Transfer Agent.
    (D) For the year ended September 30, 1995, each trustee received from the Trust $5,000 per annum plus $1,000 per regular meeting attended, $500 per committee meeting attended, and reimbursement for travel and out-of-pocket expenses.

PACIFICA FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOTE 4-SHARES OF BENEFICIAL INTEREST:
    At September 30, 1995, there were an unlimited number of Service and Institutional shares of Beneficial Interest authorized for each portfolio.
    Transactions in the Fund's Service and Institutional shares of each portfolio were all at $1.00 per share and are summarized as follows (000's omitted):


                                          PACIFICA PRIME MONEY MARKET FUND                PACIFICA TREASURY MONEY MARKET FUND
                                  ____________________________________________       ___________________________________________

                                 YEAR ENDED      SIX MONTHS ENDED   YEAR ENDED      YEAR ENDED     SIX MONTHS ENDED   YEAR ENDED
                                  MARCH 31,        SEPTEMBER 30,   SEPTEMBER 30,     MARCH 31,       SEPTEMBER 30,  SEPTEMBER 30,
                                    1994             1994*             1995            1994             1994*            1995
                                  _______          _________         _______         _________        ________          ________
    Shares sold:
      Service shares...........  $9,426,994        $3,580,239      $8,252,511       $9,765,954        $5,705,462     $20,388,948
      Institutional shares.....      __                __             104,661           __               __              120,817
    Shares redeemed:
      Service shares........... (9,367,884)       (3,542,533)      (8,203,819)      (9,725,210)      (5,669,781)     (20,077,871)
      Institutional shares.....      __              __               (74,055)          __               __              (84,374)
                                  _______          _________         _______         _________        ________          ________
    Net increase...............    $59,110          $ 37,706           $79,298       $40,744          $35,681          $ 347,520
                                  =========         =========        =========       ========        =========       ============
    *The Funds changed their fiscal year ends from March 31 to September 30.


NOTE 5-FINANCIAL HIGHLIGHTS:

Reference is made to page __ of the Fund's Prospectus dated December 15, 1995.





PACIFICA FUNDS TRUST
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
SHAREHOLDERS AND BOARD OF TRUSTEES
PACIFICA FUNDS TRUST
    We have audited the accompanying statement of assets and liabilities, including the statements of investments, of Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund (two of the portfolios comprising Pacifica Funds Trust), as of September 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for the year ended September 30, 1995 and the six months ended September 30, 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended March 31, 1994 and the financial highlights for each of the four years in the period ended March 31, 1994 were audited by other auditors whose report dated May 4, 1994 expressed an unqualified opinion on that statement and those financial highlights.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification by examination of securities held by the Custodian as of September 30, 1995, and confirmation of securities not held by the Custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund, at September 30, 1995, and the results of their operations for the year then ended and the changes in their net assets and the financial highlights for the year then ended and for the six months ended September 30, 1994, in conformity with generally accepted accounting principles.
                              [Ernst & Young signature logo]


New York, New York
November 15, 1995







                       PACIFICA PRIME MONEY MARKET FUND
                      PACIFICA TREASURY MONEY MARKET FUND
                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION
                                AUGUST 25, 1995


                        (AS REVISED DECEMBER 15, 1995)


                              FOR INVESTOR SHARES


        This Statement of Additional Information (the "SAI"), which is not a prospectus, supplements and should be read in conjunction with the current Prospectus for the Investor Shares of the Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund (collectively, the "Funds") of Pacifica Funds Trust (the "Trust") dated August 25, 1995 (as it may be revised from time to time). To obtain a copy of the Funds' Prospectus, please write to the Funds at 237 Park Avenue, New York, New York 10017, or call 1-800-662-8417.

        First Interstate Capital Management, Inc. ("FICM" or the "Advisor") serves as the Funds' investment advisor.

        The Dreyfus Corporation (the "Administrator") serves as the Funds' administrator.

        Pacifica Funds Distributor Inc. ("PFD Inc." or the "Distributor") is the distributor of the Funds' Investor Shares.

        Furman Selz Incorporated ("Furman Selz") is the transfer and dividend disbursing agent for the Funds' Investor Shares.

        First Interstate Bank of California ("FICAL") is the Funds' custodian.

                          TABLE OF CONTENTS
                                                                      Page

Investment Objectives and Management Policies . . . . . . . . .       B-2
Trustees and Officers . . . . . . . . . . . . . . . . . . . . .       B-8
Management of the Funds . . . . . . . . . . . . . . . . . . . .       B-10
Purchase of Investor Shares . . . . . . . . . . . . . . . . . .       B-16
Redemption of Investor Shares . . . . . . . . . . . . . . . . .       B-16
Determination of Net Asset Value. . . . . . . . . . . . . . . .       B-17
Dividends and Distributions . . . . . . . . . . . . . . . . . .       B-19
Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       B-19
Yield Calculations. . . . . . . . . . . . . . . . . . . . . . .       B-20
Portfolio Transactions. . . . . . . . . . . . . . . . . . . . .       B-21
Description of the Funds. . . . . . . . . . . . . . . . . . . .       B-22
Custodian, Transfer Agent,
     Counsel, and Independent Auditors. . . . . . . . . . . . .       B-25
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . .       B-26
Financial Statements. . . . . . . . . . . . . . . . . . . . . .       B-29


                   INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

General

        The assets of each of the Funds consist only of obligations maturing within thirteen months from the date of acquisition (as determined in accordance with the regulations of the Securities and Exchange Commission (the "SEC")), and the dollar-weighted average maturity of each Fund may not exceed 90 days.

        The securities in which each Fund may invest will not yield as high a level of current income as may be achieved from securities with less liquidity and less safety. There can be no assurance that each Fund's investment objective will be realized as described in the Funds'
Prospectus.

        Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

        Subject to the general supervision and approval of the Board of Trustees, the Advisor makes decisions with respect to and places orders for all purchases and sales of securities for the Funds. Securities are generally purchased and sold either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually effected as principal transactions and therefore do not involve the payment of brokerage commissions.

        The Funds may from time to time purchase securities issued by their regular dealers. At September 30, 1994, the Funds held securities issued by Goldman Sachs & Co., J.P. Morgan Securities, Inc., Salomon Brothers Inc., and HSBC Securities Inc., valued at $20,000,000, $144,655,355, $61,436,033 and $165,000,000, respectively.

Portfolio Securities

        A description of the securities in which each of the Funds may invest is set forth in their Prospectus, to which reference is hereby made. Additional information about these instruments follows.


        The Prime Money Market Fund may lend its securities to brokers, dealers and financial institutions, provided (1) the loan is secured continuously by collateral consisting of cash, U.S. Treasury securities, or other U.S. Government securities or a letter of credit which is marked to market daily to ensure that each loan is fully collateralized at all times;
(2) the Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Fund will receive any interest or dividends paid on the securities loaned; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund. The Fund may earn income in connection with securities loans either through the reinvestment of the cash collateral or the payment of fees by the borrower. The Treasury Money Market Fund does not currently intend to lend its portfolio securities.



        Each Fund may engage in a repurchase agreement with respect to any security in which that Fund is authorized to invest, including U.S. Treasury STRIPS, although the underlying security may mature in more than thirteen months. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price, on an agreed upon date within a number of days (usually not more than seven, but in no event more than 365) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security, which shall be at least equal to the amount of the agreed upon resale price plus the transaction costs (including loss of interest) that the Fund could reasonably expect to incur if the seller defaults. Securities subject to repurchase agreements will be physically held by the Funds' custodian (or sub-custodian) or registered in the name of the Funds or their custodian (or sub-custodian) in a book-entry system, in the case of a security registered on a book-entry system. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to a Fund in connection with insolvency proceedings), it is the policy of each Fund to limit repurchase agreements to selected securities dealers or domestic banks or other recognized financial institutions. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").


        The Funds may acquire variable and floating rate instruments as described in the Prospectus. Variable and floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Advisor under guidelines established by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase by the Funds. In making such determinations, the Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, investment banking, bank holding and other companies) and will continuously monitor their financial condition. There may not be an active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for a Fund to dispose of the variable or floating rate instrument involved. In the event the issuer of the instrument defaulted on its payment obligations, a Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit, guarantees or lending commitments.

        The Funds may purchase securities on a "when-issued," forward commitment or delayed settlement basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on this basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such case a Fund may be required subsequently to place additional assets in the separate account so that the value of the account remains equal to the amount of the Fund's commitment. A Fund's net assets may be expected to fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because a Fund will set aside cash or liquid investments to satisfy its purchase commitments in the manner described above, the Fund's liquidity may be affected in the event the Fund's forward commitments, commitments to purchase "when-issued" securities and delayed settlements ever exceeded 25% of the value of its assets.

        A Fund will purchase securities on a "when-issued," forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In this case the Fund may realize a taxable capital gain or loss. When a Fund engages in "when-issued," forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade.
Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
The market value of the securities underlying a "when-issued" purchase, a forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

        Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting securities of any one investment company will be owned by a Fund or by the Trust as a whole.

        It is possible that unregistered securities purchased by the Prime Money Market Fund in reliance upon Rule 144A under the Securities Act of 1933, could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

Investment Restrictions

        The Prospectus summarizes certain fundamental investment restrictions that have been adopted for the Funds. All of the Funds' restrictions are stated in full herein and cannot be changed with respect to a Fund without approval by the holders of a majority, as defined in the 1940 Act, of the Fund's outstanding voting shares.

The Prime Money Market Fund may not:

         1. Purchase common stocks, preferred stocks, warrants or other equity securities, except for securities of other investment companies.

         2. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

         3. Mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of one-third of the value of the Fund's total assets at the time of its borrowing. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not deemed to be pledged for purposes of this investment restriction.

         4. Sell securities short or purchase securities on margin, except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions.

         5.    Write put or call options.

         6. Underwrite the securities of other issuers, except as the Fund may be deemed to be an underwriter in connection with the purchase or sale of portfolio instruments in accordance with its investment objective and portfolio management policies.

         7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this restriction shall not prevent the Fund from investing directly or indirectly in instruments secured by real estate or interest therein.

         8. Make loans to others, except through the purchase of debt obligations of the type which the Fund is permitted to purchase, loans of portfolio securities and entry into repurchase agreements referred to in the Prospectus and herein.

         9.    Invest in companies for the purpose of exercising control.

        10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, acquisition of assets or where otherwise permitted by the 1940 Act.

        11. Lend its portfolio securities in excess of one- third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Trust's Board of Trustees, including maintenance of collateral of the borrower equal at all times to at least the current market value of the securities loaned.

        12. Purchase the securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in such issuer, except that (a) up to 25% of the value of its total assets may be invested in any securities without regard to this 5% limitation; and (b) such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the U.S. Government, its agencies or instrumentalities.

        As a matter of nonfundamental policy and in accordance with the current regulations of the SEC, the Prime Money Market Fund intends to limit its investments in the obligations of any one issuer to not more than 5% of the Fund's total assets at the time of purchase provided, however, that the Fund may invest up to 25% of its assets in the obligations of any one issuer for a period of up to three business days.

        13. Purchase any securities which cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to: (a) instruments that are issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions; (b) instruments issued or guaranteed by U.S. banks and U.S. branches of foreign banks (provided that, with respect to U.S. branches of foreign banks, such branches are subject to the same regulations as domestic branches of U.S. banks and, with respect to foreign branches of U.S. banks, the domestic parent is unconditionally liable in the event that the foreign branch fails to pay on its instruments for any reason); and (c) repurchase agreements secured by the instruments described in clauses (a) and (b).


The Treasury Money Market Fund may not:

         1. Buy common stocks or voting securities (except for securities of other investment companies) or state, municipal, or industrial revenue bonds.

         2. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse, repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

         3. Mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of one-third of the value of the Fund's total assets at the time of its borrowing. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not deemed to be pledged for purpose of this investment restriction.

         4. Purchase securities on margin, except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions; or make short sales of securities, or maintain a short position.

         5.    Write put or call options.

         6. Underwrite the securities of other issuers except as the Fund may be deemed to be an underwriter in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management polices.

         7.    Purchase or sell real estate.

         8. Purchase or sell commodity contracts, or invest in oil, gas, or mineral exploration or development programs.

         9. Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into loans of portfolio securities and repurchase agreements referred to in the Prospectus and herein.

        10. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

        11. Lend its portfolio securities in excess of one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Trust's Board of Trustees, including maintenance of collateral of the borrower equal at all times to at least the current market value of the securities loaned.

        12. Purchase the securities of any one issuer, other than obligations issued or guaranteed by the U.S. Treasury and repurchase agreements secured by such obligations, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation.

        13. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or repurchase agreements secured by such obligations.

        The Trust may make commitments more restrictive than the restrictions listed above so as to permit the sale of Fund shares in certain states. Should the Trust determine that such a commitment is no longer in the best interests of the Fund involved and its shareholders, the Trust reserves the right to revoke the commitment by terminating the sale of Fund shares in the state involved.

        Pursuant to state securities regulations applicable to the Funds, the Treasury Money Market Fund has adopted the following non-fundamental investment limitation: the Fund will not purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of its net assets (included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchanges) except that warrants acquired by the Fund at any time in units or attached to securities are not subject to this limitation.

Investors should note, however, that neither Fund currently intends to purchase any warrants whatsoever, or to acquire any put option that may be sold, transferred or assigned separately from the underlying security.

        Whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, such standard or percentage limitation shall be determined immediately after and as a result of a Fund's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with each Fund's investment policies and limitations.

        For purposes of determining industry classifications of issuers, wholly-owned fiance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and utilities will be classified according to their services (for example, gas, gas transmission, electric and gas, and electric and telephone each will be considered a separate industry). In accordance with the current views of the staff of the SEC and as a matter of nonfundamental policy that may be changed without a vote of shareholders, a Fund will treat all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry.


                        TRUSTEES AND OFFICERS

Trustees and Officers

        Trustees and officers of the Trust, together with information as to their principal business occupations during at least the last five years, are shown below. None of the Trustees are considered to be an "interested person" of the Trust or of the Advisor, as defined in the 1940 Act.

DENNIS W. DRAPER, Trustee.  Dr. Draper, age 45, has been an Associate
        Professor of Finance, at University of Southern California since 1978; Director of Data Analysis, Inc. (financial services); and Editorial Board Member of Chicago Board of Trade. His address is School of Business, Hoffman 701-F, University of Southern California, Los Angeles, California 90089.

JOSEPH N. HANKIN, Trustee.  Dr. Hankin, age 54, has been President,
        Westchester Community College since 1971; President of Hartford Junior College from 1967 to 1971; Adjunct Professor of Columbia University Teachers College since 1976. His address is Westchester Community College, 75 Grasslands Road, Valhalla, New York 10595.

JOHN E. HEILMANN, Trustee.  Mr. Heilmann, age 63, is retired and the former
        Chairman, President and Chief Executive Officer of Distillers Somerset, Inc. and Norwood Enterprises, Inc. from 1987-1992. His address is Old Norwood Plantation, Route 1, Box II A, Winginia, Virginia 24599.

JACK D. HENDERSON, ESQ., Trustee. Mr. Henderson, age 67, is a partner of the law firm of Clanahan, Tanner, Downing & Knowlton, P.C. He is a Trustee of Westcore Trust (a mutual fund family). His address is 1600 Broadway, Denver, Colorado 80202.

RICHARD A. WEDEMEYER, Trustee.  Mr. Wedemeyer, age 59, has been Vice
        President of Performance Advantage, Inc., since 1992; Vice President of Jim Henson Productions from 1979 to 1992; Author of In Transition (Harper Collins); co-founder and co-conductor of Harvard Business School Club of New York Career Seminar; Trustee of Jim Henson Legacy Trust. His address is 17 High Street, Norwalk, Connecticut 06851.

MICHAEL C. PETRYCKI, President.  Mr. Petrycki, age 52, has been Executive
        Vice President and Director of Furman Selz since 1984. His address is 237 Park Avenue, New York, New York, 10017.

JOHN J. PILEGGI, Vice President and Treasurer. Mr. Pileggi, age 36, has been Managing Director of Furman Selz, from 1984 to 1992, and Senior Managing Director, since 1992. His address is 237 Park Avenue, New York, New York 10017.

MARK J. DUGGAN, Vice President and Secretary.  Mr. Duggan, age 30, has been
        Assistant Vice President and Counsel of The Boston Company Advisers, Inc. ("TBCA") since January 1994 and Counsel to TBCA since May 1993. From September 1990 to May of 1993, he was a corporate associate in the law firm of Ropes & Gray. His address is 1 Boston Place, Boston, MA 02108-4402.

ELLEN M. FURLONG, Vice President and Treasurer. Ms. Furlong, age 38, has been a Vice President of Boston Safe Deposit and Trust Company, heading the firm's custody administration division since 1991. From November 1989 to 1991, she was Assistant Vice President of The Boston Company Advisors, Inc., also in the area of custody administration. Her address is 1 Cabot Road, Medford, MA 02155-5159.

KEVIN F. MAWE, Assistant Secretary.  Since September 1994, Mr. Mawe, age
        40, has served as Senior Counsel to Boston Safe Deposit & Trust Company ("BSD&T"). From 1990 to September 1994 he was Associate Counsel to Mellon Bank, N.A. His address is 1 Boston Place, Boston, MA 02108-4402.

STEPHEN P. BROWNE, Assistant Treasurer.  Mr. Browne, age 32, has been a
        Vice President of Boston Safe Deposit and Trust Company since August 1992. From 1990 to August of 1992, he served as an Assistant Vice President of The Boston Company Advisers, Inc. His address is 1 Cabot Road, Medford, MA 02155-5159.

        The authority of each of the officers listed above, with the exception of Messrs. Petrycki and Pileggi, is limited solely to matters related to the Funds. Such officers have no authority over the affairs of the other portfolios of the Trust. By virtue of the responsibilities assumed by the Trust's service contractors, the Trust requires no employees other than its officers. Further, none of the Trust's officers devotes full time to the affairs of the Trust. No officer, director, or employee of the Trust's service contractors, or of any of their parents or subsidiaries, receives any compensation from the Trust for serving as a Trustee or officer of the Trust, although such service contractors receive fees for the advisory, administrative, custodial and other services they provide to the Trust.
Each Trustee receives $5,000 per annum plus $1,000 per regular meeting attended, $500 per committee meeting attended, and reimbursement for travel and out-of-pocket expenses.

        For the twelve-month period ended September 30, 1994, the Trustees received the following compensation from the Trust and from certain other investment companies (as indicated) that have the same investment advisor as the Trust or an investment advisor that is an affiliated person of the Trust's investment advisor:


                                                     Pension
                                                     or Retirement                                  Total
                             Aggregate               Benefits Accrued      Estimated Annual         Compensation From
                             Compensation            as Part of            Benefits Upon            Registrant and
Name of Trustee              from the Trust          Trust Expense         Retirement               Fund Complex
---------------              --------------          ----------------      ---------------          ----------------


Dennis W. Draper             $0                      $0                    $0                       $12,000*

Joseph N. Hankin             $10,500                 $0                    $0                       $10,500

John E. Heilmann             $10,000                 $0                    $0                       $10,000

Jack D. Henderson            $0                      $0                    $0                       $31,500**

Richard A. Wedemeyer         $10,500                 $0                    $0                       $10,500


*       Includes amounts received for service as a member of the Board of Trustees of
        Pacific American Fund.
**      Includes amounts received for service as a member of the Boards of Trustees of
        Pacific American Fund and Westcore Trust.

        As of the date of this SAI, the Trust's Trustees and officers as a group own less than 1% of the outstanding shares of each Fund.


                         MANAGEMENT OF THE FUNDS

Investment Advisory Agreement

        First Interstate Capital Management, Inc., previously named First Interstate Investment Services, Inc., serves as the Funds' investment advisor pursuant to an Investment Advisory and Management Agreement dated October 1, 1994 (the "Investment Advisory and Management Agreement"). FICM is located at 7501 East McCormick Parkway, Scottsdale, Arizona 85258, and is a wholly-owned subsidiary of First Interstate Bank of California ("FICAL"), which is a wholly-owned subsidiary of First Interstate Bancorp (a bank holding company with headquarters in Los Angeles, California).

        The Investment Advisory and Management Agreement will continue in force with respect to each Fund until March 17, 1996. Thereafter, its continuance with respect to a Fund is subject to annual approval by (i) the Trust's Board of Trustees or (ii) the affirmative vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund, provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of any party to such agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory and Management Agreement is terminable with respect to either Fund without penalty, by the Board of Trustees, by vote of the holders of a majority of the Fund's outstanding shares, or by FICM upon not less than sixty days' written notice. The Investment Advisory and Management Agreement will terminate automatically in the event of its assignment.

        Under the Investment Advisory and Management Agreement, FICM supervises and assists in the overall management of the Trust. Subject to the supervision of the Board of Trustees, FICM manages the Funds' investments in accordance with the stated policies of each Fund. FICM makes investment decisions for the Funds and places purchase and sale orders for portfolio transactions. FICM provides the Funds with investment officers who are authorized by the Board of Trustees to execute purchases and sales of securities. For this purpose the Trustees have appointed the following officers or employees of FICM to serve as Assistant Vice Presidents - Investment and Administration of the Trust: Michael Hughes, Vice President of FICM; Thomas Hooker, Vice President of FICM; Susan K. Riechel, Vice President of FICM; Gerald Wagner, Vice President of FICM; and Michael Neitzke; Vice President of FICM. In addition, FICM's management responsibilities include, among other things, furnishing economic and statistical information as requested by the Board of Trustees and monitoring the Funds' arrangements with Service Organizations.

        As compensation for services rendered by FICM to the Funds, FICM is entitled to a fee, computed daily and paid monthly, at an annual rate of 0.30% of the first $500 million of the average daily net assets of each Fund (considered separately on a Fund-by-Fund basis), 0.25% of the next $500 million of each Fund's average daily net assets, and 0.20% of each Fund's average daily net assets in excess of $1 billion. Prior to October 1, 1994 FICM, served as investment advisor to each of the Funds, and affiliates of FICM served as sub-investment advisor. For the six-month fiscal period ended September 30, 1994, FICM voluntarily reduced its advisory and management fee for each Fund by an annual rate of 0.38% with respect to the Prime Money Market Fund and 0.37% with respect to the Treasury Money Market Fund. For the fiscal year ended March 31, 1994, FICM voluntarily reduced its advisory and management fee for each Fund by an annual rate of 0.38% with respect to the Prime Money Market Fund and 0.37% with respect to the Treasury Money Market Fund. For the fiscal year ended March 31, 1993, FICM voluntarily reduced its advisory and management fee for each Fund by an annual rate of 0.37%. For the fiscal year ended March 31, 1992, FICM voluntarily reduced its advisory and management fee for each Fund by an annual rate of 0.37%. The monthly advisory and management fee was further reduced voluntarily by the amounts the Funds agreed to pay to Service Organizations. As a result, FICM actually received an advisory and management fee at an annual rate of 0.12% of the value of the Prime Money Market Fund's average daily net assets and 0.13% of the value of the Treasury Money Market Fund's average daily net assets for the six-month fiscal period ended September 30, 1994, and 0.12% of the value of the Prime Money Market Fund's average daily net assets and 0.13% of the value of the Treasury Money Market Fund's average daily net assets for the fiscal year ended March 31, 1994, and 0.12% of the value of each Fund's average daily net assets for the fiscal years ended March 31, 1993 and 1992. During the six-month fiscal period ended September 30, 1994 and the fiscal years ended March 31, 1994, 1993 and 1992, the advisory fees paid to FICM by the Prime Money Market Fund were $330,715, $737,811, $640,620 and $674,535, respectively. During the six-month fiscal period ended September 30, 1994 and the fiscal years ended March 31, 1994, 1993 and 1992, the advisory fees paid to FICM by the Treasury Money Market Fund were $454,029, $900,919, $629,121 and $242,930, respectively. All of these fees were, in turn, paid by FICM to its affiliates which served as sub-investment advisors during the periods indicated.

        Pursuant to state securities regulations applicable to the Fund, FICM has agreed that if, in any fiscal year, the aggregate expenses of a Fund
(as defined under the securities regulations of any such state having jurisdiction over the Fund), exceed the expense limitations of any such state, FICM will reimburse the Fund for such excess expenses to the extent described in any written undertaking provided by FICM or the Trust to such state. To the knowledge of the Trust, as of the date of this SAI, the most restrictive expense limitation limits aggregate annual expenses, including management and advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2-1/2% of the first $30 million of each Fund's average net assets, 2% of the next $70 million, and 1-1/2% of its remaining average net assets.

        Expenses incurred in the organization and operation of each Fund, including taxes, interest, penalties, brokerage and other fees and commissions, if any, fees and expenses of Trustees, SEC fees and related expenses, state Blue Sky qualification fees, advisory fees, administration fees, charges of custodians, costs of transfer and dividend disbursing agents, certain insurance premiums, outside auditing and legal expenses, costs of maintenance of trust existence, costs of independent pricing services, investor services, preparation and printing of prospectuses for regulatory purposes and for distribution to shareholders, shareholders' reports and shareholders' meetings, costs of the Funds' arrangements with Service Organizations and extraordinary expenses, are borne by each Fund. Certain expenses that are directly incurred by or attributed to a particular class of shares will be charged solely to shareholders of that class of shares. Currently, the only expenses that are allocated differently between the Funds' separate classes of shares are expenses arising from the Service Agreements entered into by the Trust with certain institutions.

        Banking laws and regulations, including the Glass-Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve System, (a) prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any bank or non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but (b) do not prohibit such a bank holding company or affiliate generally from acting as investment advisor, transfer agent, or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of a customer. In some states, banks or other institutions through which transactions in Fund shares are effected, may be required to register as dealers pursuant to state law.

        FICM, FICAL, and the Service Organizations that are governed by banking laws and regulations believe that they may perform services for the Funds without violating the Glass-Steagall Act. There have, however, been no cases deciding whether a bank and its affiliates may perform services comparable to those performed by either FICM, FICAL, or the Service Organizations, and future changes in either federal or state statutes or regulations relating to the permissible activities of banks or trust companies or their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent FICM, FICAL, or the Service Organizations from continuing to perform services for the Funds or from continuing to purchase Fund shares for the accounts of customers. If FICM, FICAL, or the Service Organizations were prohibited from providing services to the Funds, it is expected that the Board of Trustees would make other arrangements and that shareholders would not suffer adverse consequences. Any new advisory agreement would be subject to shareholder approval.

        On the other hand, legislation has been introduced in Congress from time to time which, if enacted, would permit a bank holding company subsidiary to organize, sponsor and distribute shares of investment companies such as the Funds notwithstanding present restrictions under the Glass-Steagall Act and the Holding Company Act. As described herein, the Funds are currently distributed by Premier Mutual Fund Services, Inc. and receive certain administrative services from The Dreyfus Corporation. If current restrictions preventing a bank holding company subsidiary from legally sponsoring, organizing, controlling and distributing shares of an investment company were relaxed, it is anticipated that FICM, FICAL, or the Service Organizations would consider the possibility of offering to perform additional services for the Funds.

        It is not possible of course, to predict whether or in what form such legislation might be enacted or the terms upon which FICM, FICAL, or the Service Organizations might offer to provide services for consideration by the Board of Trustees.

        FICM's investment advisory agreement provides that FICM shall not be liable for any error of judgment or mistake of law, or in any other event whatsoever, except by reason of a breach of fiduciary duty with respect to the receipt of compensation for services or for loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from the reckless disregard of its obligations and duties under the agreement.

Administration Agreement

        Pursuant to an Administration Agreement dated as of October 1, 1994 (the "Administration Agreement"), The Dreyfus Corporation (the "Administrator") serves as administrator for the Funds. Under the Administration Agreement, the Administrator supplies office facilities; provides statistical and research data, data processing services, clerical, accounting and bookkeeping services, internal auditing and legal services, and internal executive and administrative services; prepares reports to shareholders; prepares reports to and filings with the SEC and state securities authorities; prepares tax returns; calculates the net asset value of Fund shares and dividends and capital gains distributions to shareholders; and generally assists in all aspects of the Funds' operations (except with respect to services provided by the Funds' investment advisor). For these administrative services, the Administrator is entitled to receive a fee at the annual rate of 0.10% of each Fund's average daily net assets. During the six-month fiscal period ended September 30, 1994 and the fiscal years ended March 31, 1994, 1993 and 1992, the administration fees paid to the Administrator by the Prime Money Market Fund were $275,596, $614,901, $533,850 and $562,112, respectively. During the six-month fiscal period ended September 30, 1994 and the fiscal years ended March 31, 1994, 1993 and 1992, the administration fees paid to the Administrator by the Treasury Money Market Fund were $347,499, $690,137, $524,268 and $202,442, respectively.

        The Administration Agreement with the Administrator will continue in effect automatically with respect to each Fund for successive annual periods ending on March 17th of each year, provided such continuation is approved at least annually by the Board of Trustees or by the vote of a majority of the outstanding shares of the particular Fund involved (as defined in the 1940 Act), and by a majority of the Trustees who are not interested persons of any party to the Administration Agreement by vote cast in person at a meeting called for such purpose. The Administration Agreement is terminable at any time with respect to either Fund by the Board of Trustees or by a vote of a majority of the Fund's outstanding shares upon 60 days' notice to the Administrator, or by the Administrator upon not less than 90 days' notice to the Trust.

        The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds or its security holders in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from the reckless disregard by it of its obligations and duties thereunder.

        If the aggregate expenses of either Fund in any fiscal year exceed the expense limitations imposed by applicable state securities regulations, the Fund may deduct from the fees to be paid with respect to such Fund to the Administrator, or the Administrator will bear, to the extent required by such regulations, that portion of such excess which bears the same relation to the total excess as the Administrator's fees bear to the total administration and investment advisory and management fees otherwise payable for the fiscal year by the Fund involved to the Administrator and the Funds' investment advisor. Such amount, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis. The Administrator may also voluntarily waive its fee from either Fund from time to time.

Distribution of Investor Shares

        The Trust has retained Pacifica Funds Distributor Inc., an affiliate of Furman Selz, to serve as principal underwriter for the Investor Shares of the Funds pursuant to a Distribution Contract. The Distribution
Contract provides that the Distributor will use its best efforts to maintain a broad distribution of the Funds' Investor Shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' Investor Shares to individual investors. PFD Inc. is not obligated to sell any specific amount of shares.

        Under a Distribution Plan adopted by the Funds for their Investor Shares (the "Plan"), the Funds may pay directly or reimburse the Distributor monthly in amounts described in the Prospectus for costs and expenses of marketing the Funds' Investor Shares. The Board of Trustees has concluded that there is a reasonable likelihood that the Plan will benefit the Funds and their Investor class shareholders.

        The Plan provides that it may not be amended to increase materially the costs which a Fund may bear pursuant to the Plan without approval of the Fund's Investor class shareholders and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust have been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan between the Trust and the Distributor has been approved and is subject to annual approval by the Board of Trustees and by the Trustees who are neither "interested persons" of the Trust nor have any direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan.

        The Plan is terminable with respect to the Funds at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by vote of the holders of a majority of the Investor Shares of the Funds.

Service Organizations

        The Trust has entered into Service Agreements with certain institutions that are record shareholders in the Funds ("Service Organizations"), providing that the Service Organizations will render support services to their customers ("Customers") who are the beneficial owners of Investor, Service and Institutional Shares in consideration of the Funds' payment of up to 0.25% (on an annual basis) of the average daily net asset value of the Investor, Service and Institutional Shares held by the Service Organizations for the benefit of their Customers. Currently, the Funds make payments to Service Organizations at the rate of 0.25% and 0.21% (on an annual basis) of the average daily net asset value of Investor and Service Shares, respectively. The Funds do not intend to make any payments to Service Organizations with respect to Institutional Shares during the current fiscal year. All payments made under Servicing Agreements with respect to a particular class of shares are borne by that class. The services provided by a Service Organization may include: (i) aggregating and processing purchase and redemption requests from Customers;
(ii) providing Customers with a service that invests the assets of their accounts in Fund shares; (iii) processing dividend payments from the Funds;
(iv) providing information periodically to Customers; (v) arranging for bank wires; (vi) responding to Customer inquiries; (vii) providing sub-accounting with respect to Fund shares beneficially owned by Customers;
(viii) forwarding shareholder communications; and (ix) other similar services requested by the Trust. Agreements with the Service Organizations are terminable at any time by the Trust without penalty. FICM intends to waive a portion of the advisory fee otherwise payable by a Fund on assets invested by Customers of Service Organizations to the extent that the investment advisory fees paid by a Fund to FICM plus the fees paid by the Fund to Service Organizations exceed the annual rate of 0.50% the Fund's average daily net assets. For the six-month fiscal period ended September 30, 1994, and the fiscal years ended March 31, 1994, 1993 and 1992, the Prime Money Market Fund paid $413,393, $922,351, $800,774 and $843,168, respectively, to Service Organizations. For the same periods, the Treasury Money Market Fund paid $521,248, $1,035,205, $786,402 and $303,664, respectively, to Service Organizations. Of these amounts, for the six-month fiscal period ended September 30, 1994 and the fiscal years ended March 31, 1994, 1993 and 1992, respectively, a total of $924,045, $1,935,703, $1,551,971 and $1,106,598 was paid to FICAL, and other affiliates of First Interstate Bancorp; and a total of $10,596, $21,853, $35,205 and $40,234 was paid to Western Asset Management Company, a prior affiliate of FICAL. For the six-month fiscal period ended September 30, 1994, and the fiscal years ended March 31, 1994, 1993 and 1992, the Service Organizations voluntarily waived fees aggregating $275,596, $614,901, $533,850 and $562,112, respectively, with respect to the Prime Money Market Fund and $347,498, $690,137, $524,268 and $202,442, respectively, with respect to the Treasury Money Market Fund. For the periods indicated above, each Fund offered only one class of shares to institutional investors.

        Depending upon the terms governing the particular Customer accounts, Service Organizations may charge Customers directly for cash management and other services provided in connection with the accounts, including, for example, account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets, or income. A Customer should therefore read this SAI in light of the terms of the account with a Service Organization before purchasing Fund shares.


                          PURCHASE OF INVESTOR SHARES

        All Investor Shares purchased are credited to the appropriate shareholder's account at the net asset value determined as described below.

Investor Shares purchased begin accruing income dividends on the day on which shares are purchased and continue to accrue dividends through the day before the shares are redeemed.

        In order to maximize earnings the Funds intend to be as completely invested as is feasible. The Funds are required to make immediate settlement in federal funds for portfolio securities purchased.


                         REDEMPTION OF INVESTOR SHARES

        Upon receipt of a proper request by the transfer agent, the Funds will redeem Investor Shares at their next determined net asset value.

        Ordinarily, the Funds will transmit payment for all shares redeemed within two business days after a redemption request is executed, but in any event payment will be made within seven days thereafter. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Funds ordinarily utilize is restricted, or when an emergency exists as determined by the SEC so that disposal of a Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Funds' shareholders.


        The Trust may suspend redemption rights or postpone redemption payments (as well as suspend the recordation of the transfer of shares) for such periods as are permitted under the 1940 Act. The Trust may also redeem Investor Shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act.

        In addition, the Trust may redeem Investor Shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for the shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Investor Shares of a Fund as provided from time to time in the Prospectus.

        All redemptions of shares of the Funds will be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Funds that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of that Fund are valued. If the recipient were to sell such securities, he or she would incur brokerage charges.


                        DETERMINATION OF NET ASSET VALUE

        The net asset value per share ("NAV") for each share class of both Funds is determined as of 12:00 noon, Pacific time, on days on which the Trust is open for business (i.e., days on which the San Francisco branch of the Federal Reserve Bank and First Interstate Bank of California, the Funds' custodian, and in the case of the Treasury Money Market Fund, the New York Stock Exchange, are open for business -- "business days"). For 1995, the San Francisco branch of the Federal Reserve Bank and the Funds' custodian have designated the following holiday closings: New Year's Day (observed), Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day. The San Francisco branch of the Federal Reserve Bank or the Funds' custodian may designate different dates for the observance of these holidays as well as designate different holidays for closing in the future. To the extent that the Funds' securities are traded on various markets on days when the Federal Reserve Bank of San Francisco or the Funds' custodian is closed, a Fund's NAV may be affected on days when the shareholders may not purchase or redeem shares. NAV of each class of shares of the Funds is computed by dividing the value of a Fund's assets allocable to that class, less the liabilities charged to that class, by the total number of outstanding shares of that class.

        The Funds' instruments are valued on the basis of amortized cost. This technique involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors in a Fund would receive less investment income. The converse would apply in a period of rising interest rates.

        The valuation of the Funds' instruments, based upon their amortized cost and the concomitant maintenance by each Fund of a net asset value of $1.00, is permitted in accordance with Rule 2a-7 under the 1940 Act, pursuant to which each Fund must adhere to certain conditions. Each Fund must maintain a dollar-weighted average maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less, and invest only in securities which are determined to present minimal credit risks pursuant to guidelines adopted by the Trustees. Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

        The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at a single value. Such procedures will include the determination, at such intervals as the Trustees deem appropriate, of the extent to which each Fund's NAV as calculated by using available market quotations deviates from $1.00 per share, such deviation may result in material dilution or other unfair results to existing shareholders or investors. In the event the Trustees determine that such a material deviation exists, they have agreed to take such corrective action as they regard as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind or without monetary or other consideration; or establishing a net asset value per share by using available market quotations. It is the intention of each Fund to maintain a per share net asset value of $1.00, but there can be no assurance that either Fund will do so.


                        DIVIDENDS AND DISTRIBUTIONS

        Each Fund ordinarily declares dividends from its net investment income on each day that the Fund is open for business. Dividends usually are payable within five business days after the end of each month. Each Fund's earnings for non-business days are declared as dividends to the shareholders of record on the preceding business day.

        If an investor redeems all shares in its account at any time during the month, all dividends declared to the day prior to redemption are paid to the investor within five business days after the end of the month in cash. Distributions of realized securities gains, if any, are declared and paid at least annually.

        Each Fund seeks to maintain a net asset value of $1.00 per share for purposes of purchases and redemptions. To effectuate this policy, under certain circumstances the Board of Trustees may consider the advisability of temporarily reducing or suspending declaration of daily dividends, or the advisability of making a capital gains or other distributions. See "Determination of Net Asset Value."


                                TAXES

        Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute their taxable net investment income and net realized capital gains, if any. Net investment income and net realized capital gains, if any, will be distributed to investors of a Fund that actually realized the income or gain. Distributions of net investment income and capital gains are taxable to those investors who are not exempt from federal income taxes. It is expected that each Fund will distribute any net realized short-term gains (unless negligible in amount) at least annually. Neither Fund expects to realize any long-term capital gains. Each Fund will be treated separately for federal tax-purposes.

        Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of the gain realized from the disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code.

        The Prime Money Market Fund has an unused capital loss carryover of approximately $103,100 available for federal income tax purposes to be applied against future profits from sales of securities, if any, realized subsequent to September 30, 1994. If not applied, $46,700 expire on September 30, 1999 and $56,400 expires on September 30, 2000.

        For federal income tax purposes, an exchange of shares is a taxable event and, accordingly, a capital gain or loss may be used. Please consult a tax or other financial advisor to determine the tax consequences of a particular exchange.

        Dividends derived from net investment income, together with distributions from the excess, if any, of net realized short-term gains over net realized long-term losses and gains from the sale or other disposition of certain market discount bonds paid by each Fund to a foreign investor generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign investor claims the benefit of a lower rate specified in a tax treaty. Distributions from the excess, if any, of net realized long-term securities gains over net realized short-term securities losses paid by each Fund to a foreign investor will not be subject to any U.S. withholding taxes. However, such distributions may be subject to backup withholding, as described in the Prospectus, unless the foreign investor certifies his non-U.S. residency status. Different tax consequences may apply to foreign investors engaged in a U.S. trade or business. Foreign investors should consult their tax advisors regarding the U.S. and foreign tax consequences of investing in the Funds.


                           YIELD CALCULATIONS

        The "yields" and "effective yields" of each Fund described in the Prospectus are calculated according to formulas prescribed by the SEC. The standardized seven-day yields for the respective classes of shares of a Fund are computed separately for each class by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in each Fund includes the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares, and all fees, other than non-recurring account or sales charges, that are charged to all shareholder accounts in proportion to the length of the base period and the Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and used appreciation and depreciation. The effective annualized yields for a Fund are also computed separately for each class by compounding the unannualized base period return (calculated as above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The fees which may be imposed by Banks for cash management services in connection with investments in shares of the Funds are not reflected in the Funds' yields, and any such fees, if charged, will reduce the actual return received by Customers for their investments. For the periods indicated below, each of the Portfolios offered only one class of shares to institutional investors. See "Management of the Funds" in the Prospectus. For the seven-day period ended March 31, 1995, the Prime Money
Market Fund's yield was 5.87% and its effective yield was 6.04%.   For the
seven-day period ended March 31, 1995, the Treasury Money Market Fund's yield was 5.68% and its effective yield was 5.84%. During this seven-day period, the Investment Advisor and Service Organizations waived portions of their fees amounting to 0.28% of the average daily net assets of the Prime Money Market Fund and 0.26% of the average net assets of the Treasury Money Market Fund. Had expenses not been waived, the yield and effective yield for the same period would have been 5.60% and 5.76%, respectively, for the Prime Money Market Fund and 5.43% and 5.58%, respectively, for the Treasury Money Market Fund.

        Yield information may be useful in reviewing the Funds' performance and for providing a basis for comparison with other investment alternatives. However, yields fluctuate, unlike investments which pay a fixed yield for a stated period of time. Yields for the Funds are calculated on the same basis as other money market funds as required by applicable regulations. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

        Investors should recognize that in periods of declining interest rates, the Funds' yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Funds' yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Funds from the continuous sale of their shares will likely be invested in instruments producing lower yields than the balance of the Funds, thereby reducing the current yields of the Funds.

In periods of rising interest rates, the opposite can be expected to occur.


                         PORTFOLIO TRANSACTIONS

        Purchases and sales of portfolio securities usually are principal transactions. Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or market maker for the securities.
There usually are no brokerage commissions paid by either Fund for such purchases. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. While FICM generally seeks competitive spreads or commissions, the Funds may not necessarily be paying the lowest available spread or commission for the reasons stated below.

        The Funds' agreement with FICM provides that, in executing portfolio transactions and selecting brokers or dealers, FICM will use its best efforts to seek, on behalf of the Funds, the best overall terms available. In assessing the best overall terms available for any transaction, FICM is to consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis.

        In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, FICM may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to either Fund and/or other accounts over which it or an affiliate exercises investment discretion. FICM is authorized, subject to the review of the Board of Trustees, to pay to a broker or dealer which provides such brokerage and research services a commission for executing a portfolio transaction for either Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, such commission is determined in good faith to be reasonable in relation to the value of the brokerage and research services provided by such broker or dealer in accordance with the provisions of
Section 28(e) of the Securities Exchange Act of 1934. Information so received will supplement but will not replace that which is to be provided by FICM, and the fees are not reduced as a consequence of the receipt of such supplemental information. Such information may be useful to FICM in serving both the Funds and other clients and conversely, supplemental information obtained by the placement of business of other clients may be useful to FICM in carrying out its obligations to the Funds.

        Investment decisions for each Fund will be made independently from those of any fiduciary or other accounts that may be managed by FICM. However, to the extent that the same securities transaction may be deemed to be equally suitable at the same time for two or more accounts, the transaction will be allocated in a manner believed to be equitable to each account. In some cases, this procedure may adversely affect the price paid or received, or the size of the position obtained for or disposed of, by a Fund.

        The Funds do not purchase any obligations issued by First Interstate Bancorp or its affiliates. In addition, no portfolio securities are purchased from, sold to, or executed through First Interstate Bancorp or its affiliates. However, First Interstate Bancorp or its affiliates engage in transactions involving bank obligations, commercial paper, repurchase agreements, and securities of the U.S. Government and of certain U.S. Government agencies or instrumentalities. Such activities may have some effect on the market of such securities, and First Interstate Bancorp and its affiliates may be competing in the market place with the Funds in the purchase and sale of such securities.

        FICM has agreed to maintain a policy and practice of conducting its investment advisory services to the Trust independently of the commercial banking operations of any of its affiliates.


                           DESCRIPTION OF THE FUNDS

Capitalization

        The Trust is a Massachusetts business trust established under a Declaration of Trust dated July 17, 1984 and consists of a series of separately managed portfolios. Prior to February 9, 1993 the name of the Trust was Fund Source. This SAI relates only to the Investor Shares of two of those portfolios - the Prime Money Market Fund and the Treasury Money Market Fund.

        The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The
Board of Trustees may establish additional portfolios (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Funds' shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights.

        In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Trust's respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the Fund on liquidation, based on the number of shares of the Fund that are held by each shareholder, except that each class of shares of a Fund shall each be solely responsible for the Service Organization fees, distribution payments and other "class" expenses, if any, that are allocated to the particular share class.

Shareholder and Trustee Liability

        The Trust is an entity of the type commonly known as a "Massachusetts Business Trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification out of the property of a Fund of any shareholder held personally liable solely by reason of being or having been a shareholder of the Fund. Thus, the risk of a shareholder incurring financial loss because of status as a shareholder is limited to circumstances in which a Fund itself would be unable to meet its obligations.

        The Declaration of Trust further provides that the Trustees and officers will not be liable except for liability to the Trust or its shareholders to which he would be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of his duties, or reckless disregard of the duties involved in the conduct of his office. The Trust may have an obligation to indemnify its Trustees and officers with respect to any litigation.

Voting Rights

        Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Trustees (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. Each matter to be voted on by shareholders shall be voted by all of the Trust's outstanding shares, irrespective of portfolio, unless a separate vote of one or more portfolios is required by the 1940 Act or other applicable law or regulations or the Trustees determine that the particular matter affects only the rights or interests of one or more portfolios (and not all portfolios). Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory or sub-advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of all portfolios voting together in the aggregate without regard to particular portfolios. Shareholders of each of the Funds will vote in the aggregate and not by class unless the matter to be voted on affects only the interests of the holders of a particular class of a Fund's shares.

        There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Pursuant to an undertaking, shareholder meetings will be called upon the written request of the holders of at least 10% of the outstanding shares entitled to vote. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

        As of August 18, 1995, First Interstate Bank of California and its affiliated banks held of record substantially all of the outstanding shares of each Fund as agent, custodian, trustee or investment advisor on behalf of their customers. At such date the following persons held as beneficial owner five percent or more of the outstanding shares of a Fund because they possessed sole or shared voting or investment power with respect to such shares: Prime Money Market Fund (Service Shares): San Joaquin Hills Constr. Design, Laura Barker, Controller, Transportation Corridor Agency, P.O. Box 28870, Santa Ana, CA 92799 - 5.26%; Retail Clk-Pacific Income Advisors, Janet Garner, Retail Clerks Benefit Fund, Drawer 9000, Walnut Creek, CA 94598 - 6.84%. Prime Money Market Fund (Institutional Shares):
Brea Medical Development Company, Brea Community Hospital, 1111 S. Grand Avenue, Diamond Bar CA 91765, Attn. Sherry Green - 13.46%; Quality Beer Dist., Dan McKinney Company, 5525 Market Street, Sand Diego, CA 92174 - 9.00%. Treasury Money Market Fund (Institutional Shares): Overland National Land Fund, A Delaware Limited Partnership, 147 East Olive Avenue Attn. Mr. Hsu, Monrovia, CA 91016 - 5.25%; RRKK, Ltd.-Cash Reserve Account, 120 S. Bayfront, Newport Beach, CA 92662 - 5.82%; Wolff Revocable Trust-Cash a/c, Lewis N. Wolff, 11828 Lagrange Avenue, Suite 200, Los Angeles, CA 90025 - 7.78%; La Jolla Vlg Homeowners, Michael Morgan Treasurer, 8120 Caminito Giannat, La Jolla, CA 92037 - 7.87%; National Master Trust Kelsey, Kelsey National Corp, 3030 S. Bundy Drive, Los Angeles, CA 90066, Attn. David Mishalof - 11.01%; Interlocken Metro Dist./Const. Fd, 1300 Walnut Street, Suite 200, Boulder, CO 80302, Attn. Richard Gonzales - 21.73%.

        As used in this SAI and the Funds' Prospectus, a "majority of the outstanding shares" of the Trust or a Fund or class of stock means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the Trust or Fund or class represented at a meeting at which the holders of more than 50% of the outstanding shares of the Trust or Fund or class are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or Fund or class.


                        CUSTODIAN, TRANSFER AGENT,
                     COUNSEL, AND INDEPENDENT AUDITORS

        FICAL, 707 Wilshire Boulevard, Los Angeles, California 90017, serves as custodian for the Funds. As custodian, FICAL has agreed, among other things, to keep and maintain the assets of each Fund, collect income due and payable to the Funds, make disbursements of money on the Funds' behalf, and prepare and maintain books and records relating to its duties. For its custodial services, FICAL is entitled to a fee, payable monthly, at the following annual rates based upon the aggregate assets of the Funds: 0.10% of the first $1 million; 0.05% of the next $4 million; 0.025% of the next $95 million; 0.015% of the next $100 million; and 0.01% of the balance over $200 million. In addition, FICAL is entitled to certain transaction charges and to reimbursement for its out-of-pocket expenses.

        Furman Selz, 230 Park Avenue, New York, New York 10169, serves as transfer agent for the Funds. As transfer agent, Furman Selz has agreed to perform such services as maintaining shareholder accounts, preparing annual meeting lists, mailing proxies, disbursing income dividends, and filing certain tax forms, and is entitled to reimbursement from the Funds for certain reasonable out-of-pocket expenses incurred in connection with the performance of its services. Furman Selz may appoint co-transfer agents and sub-dividend disbursing agents to assist in the performance of its services to the Funds, provided that Furman Selz shall be as fully responsible to the Funds for the acts and omissions of any such agent as it is for its own acts and omissions.

        Drinker Biddle & Reath, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, serves as counsel for the Funds.

        Ernst & Young LLP, 515 South Flower Street, Los Angeles, California, have been selected to serve as the Funds' independent auditors for the current fiscal year. The audited financial statements which appear in this SAI and the audited financial information for the six-month fiscal period ended September 30, 1994 which appears in the Funds' Prospectus under the heading "Financial History," have been audited by Ernst & Young LLP, the Funds' current independent auditors. The audited financial statements which appear in this SAI, and the audited financial information for each of the five years in the period ended March 31, 1994 for the Funds which appears in the Funds' Prospectus under the heading "Financial History," have been audited by the Funds' former independent accountants, Price Waterhouse LLP. The financial statements that have been included herein and included or incorporated by reference in the Funds' Prospectus are so included or incorporated in reliance on the reports of Ernst & Young LLP and Price Waterhouse LLP given upon the authority of such firms as experts in accounting and auditing.


                             APPENDIX

DESCRIPTION OF SECURITIES RATINGS

        The following is a description of the securities ratings of Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), Standard & Poor's Ratings Group, Division of McGraw Hill ("S&P"), Moody's Investors Service, Inc. ("Moody's"), IBC Limited and IBCA Inc. ("IBCA") and Thomson BankWatch, Inc. ("Thomson").

Long-Term Corporate Debt Rating

        The two highest ratings of D&P for corporate fixed-income securities are AAA and AA. Securities rated AAA are of the highest credit quality.
The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt. Securities rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category.

        The two highest ratings of Fitch for corporate bonds are AAA and AA. AAA bonds are considered to be investment grade and of the highest credit quality. The obligor is judged to have an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Plus (+) and minus (-) signs are used with the AA rating symbol to indicate relative standing within the rating category.

        The two highest ratings of S&P for corporate bonds are AAA and AA. Bonds rated AAA bear the highest rating assigned by S&P to a debt obligation and the AAA rating indicates in its opinion an extremely strong capacity to pay interest and repay principal. Bonds rated AA by S&P are judged by it to have a very strong capacity to pay interest and repay principal, and they differ from AAA issues only in small degree. The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category.

        The two highest ratings of Moody's for corporate bonds are Aaa and Aa.

Bonds rated Aaa are judged to be of the best quality. The rating of Aa is assigned to bonds which are of "high quality by all standards." Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger. Moody's may modify a rating of Aa by adding numerical modifiers of 1, 2 or 3 to show relative standing within the Aa category. Moody's has advised that the short-term credit risk of a long-term instrument sometimes carries a MIG rating or one of the commercial paper ratings described below.

        The two highest ratings of IBCA for corporate bonds are AAA and AA. Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially. Obligations for which there is a very low expectation of investment risk are rated AA. IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within a major rating category.

        The two highest ratings of Thomson for corporate bonds are AAA and AA.

Bonds rated AAA are of the highest credit quality. The ability of the obligor to repay principal and interest on a timely basis is considered to be extremely high. Bonds rated AA indicate a very strong ability on the part of the obligor to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. These ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Short-Term Corporate Debt Ratings

        The highest rating of D&P for commercial paper is Duff 1. D&P employs three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category. Duff 1 plus indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff
1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are considered to be minor. Duff 1 minus indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

        Fitch's short-term ratings apply to corporate debt obligations that are payable on demand or have original maturities of up to three years.
The highest rating of Fitch for short-term securities encompasses both the F-1+ and F-1 ratings. F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

        S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

        Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Issuers rated Prime-1 (or related supporting institutions) in the opinion of Moody's have a superior capacity for repayment of short-term promissory obligations.

        IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal banking subsidiaries. The designation A1 by IBCA indicates that the obligation is supported by the highest capacity for timely repayment. Where issues posses a particularly strong credit feature, a rating of A1+ is assigned.

        Thomson's short-term ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by banks and other financial institutions. The designation TBW-1 represents the highest short-term rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.




PACIFICA PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS                                                                               SEPTEMBER 30, 1995
                                                                                                   PRINCIPAL
BANKER'S ACCEPTANCES-5.4%                                                                            AMOUNT             VALUE
                                                                                                    ________          ________
Huntington National Bank
    5.78%, 11/2/95.............                                                                    $ 10,000,000     $ 9,999,560
Mellon Bank NA
    5.85%, 2/7/96...........................................................                         25,000,000      24,991,424
                                                                                                                    ___________
TOTAL BANKER'S ACCEPTANCES (cost $34,990,984)..................                                                     $34,990,984
                                                                                                                    ===========
COMMERCIAL PAPER-57.8%
Associates Corp. of North America
    5.75%, 10/26/95....................................                                            $ 30,000,000     $29,881,250
Budget Funding Corp.
    5.78%, 10/13/95.........................................................                         20,000,000    19,961,867
Ciesco L.P.
    6.40%, 10/23/95.........................................................                         10,000,000     9,962,294
    6.45%, 11/27/95.........................................................                         10,000,000     9,902,308
Corestates Capital Corp.
    5.77%, 12/20/95.........................................................                         15,000,000    14,811,000
Corporate Asset Funding Co. Inc.
    5.78%, 10/30/95.........................................................                         25,000,000    24,884,201
Deere (John) Capital Corp.
    5.77%, 2/2/96...........................................................                         25,000,000    24,517,778
Dynamic Funding (Series A)
    5.88%, 10/31/95.........................................................                         17,547,000    17,462,107
    5.88%, 11/30/95.........................................................                         7,948,000      7,871,567
Ford Motor Credit Co.
    5.77%, 10/3/95..........................................................                         30,000,000    29,990,450
General Electric Capital Corp.
    5.76%, 12/4/95..........................................................                         20,000,000    19,798,045
General Electric Capital Services Inc.
    5.82%, 1/17/96..........................................................                         15,000,000    14,744,400
Matterhorn Capital Corp.
    5.79%, 11/7/95 (a)......................................................                         25,000,000    24,852,257
Penney (J.C.) Funding Corp.
    5.76%, 10/6/95..........................................................                         15,000,000    14,988,125
PHH Corp.
    5.77%, 10/6/95..........................................................                         25,000,000    24,980,104
Phillip Morris Companies Inc.
    5.76%, 10/20/95.........................................................                         25,000,000    24,924,660
US Bancorp
    5.76%, 11/14/95.........................................................                         12,500,000    12,412,611

PACIFICA PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                   SEPTEMBER 30, 1995
                                                                                                    PRINCIPAL
COMMERCIAL PAPER (CONTINUED)                                                                         AMOUNT           VALUE
                                                                                                    ________         ________
USL Captal Corp.
    5.75%, 11/2/95..........................................................                         $20,000,000    $19,898,311
    5.77%, 11/10/95.........................................................                         7,000,000        6,955,433
Weyerhauser Mortgage Co.
    5.77%, 10/6/95..........................................................                         20,000,000     19,984,083
                                                                                                                    _________
TOTAL COMMERCIAL PAPER (cost $372,782,851)..................................                                       $372,782,851
                                                                                                                    ===========
BANK NOTES-3.1%
Comerica Bank, Detroit
    6.15%, 6/13/96 (b)
    (cost $20,000,000)......................................................                      $ 20,000,000      $20,000,000
                                                                                                                    ===========
CORPORATE NOTES-6.2%
Bear Stearns Companies Inc.
    5.91%, 10/30/95 (b).....................................................                       $20,000,000      $20,000,000
Merrill Lynch & Co. Inc.
    6.05%, 5/1/96 (b).......................................................                       20,000,000       20,000,000
                                                                                                                    _________
TOTAL CORPORATE NOTES (cost $40,000,000)....................................                                         $40,000,000
                                                                                                                    ===========
MASTER DEMAND NOTES-7.8%
Goldman Sachs Group L.P.
    5.87%, 10/27/95 (b).....................................................                        $25,000,000      $25,000,000
Morgan (J.P.) & Co.
    6.50%, 1/3/96 (b).......................................................                         25,000,000      25,000,000
                                                                                                                     _________
TOTAL MASTER DEMAND NOTES (cost $50,000,000)................................                                         $50,000,000
                                                                                                                     ===========
REPURCHASE AGREEMENT-19.6%
Salomon Brothers Inc.
    6.45%, dated 9/29/95 due 10/2/95 in the amount of
    $126,111,511 (fully collateralized by $468,106,000
    U.S. Treasury Strips due from 2/15/96 to 8/15/2023,
    value $128,570,726)
    (cost $126,043,763)...........................                                              $126,043,763        $126,043,763
                                                                                                                     ===========
TOTAL INVESTMENTS (cost $643,817,598)...............................        99.9%                                   $643,817,598
                                                                           ======                                    ===========
CASH AND RECEIVABLES (NET)..........................................          .1%                                    $   785,790
                                                                           ======                                    ===========
NET ASSETS  ...................................................            100.0%                                  $ 644,603,388
                                                                           ======                                    ===========




See notes to financial statements.

PACIFICA TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS                                                                SEPTEMBER 30, 1995
                                                                     ANNUALIZED
                                                                      YIELD ON
                                                                       DATE OF              PRINCIPAL
U.S. TREASURY BILLS-41.6%                                              PURCHASE               AMOUNT             VALUE
                                                                        ______              ________            ________
    10/5/95....................................................          5.18%         $   160,000,000  $    159,908,089
    10/12/95...................................................          5.16              155,000,000       154,756,663
    10/19/95...................................................          6.14               20,000,000        19,940,750
    11/24/95...................................................          5.47               25,000,000        24,799,563
    5/2/96.....................................................          5.75               40,000,000        38,686,278
    5/30/96....................................................          5.74               35,000,000        33,708,325
                                                                                                             ___________
TOTAL U.S. TREASURY BILLS (cost $431,799,668)..................                                             $431,799,668
                                                                                                            ============
U.S. TREASURY NOTES-13.1%
    3.88%, 10/31/95............................................          5.32%              $30,000,000      $29,959,821
    7.88%, 2/15/96.............................................          5.56                65,000,000       65,503,078
    8.88%, 2/15/96.............................................          5.56                20,000,000       20,224,607
    7.38%, 5/15/96.............................................          5.53                20,000,000       20,190,354
                                                                                                               ___________
TOTAL U.S. TREASURY NOTES (cost $135,877,860)..................                                               $135,877,860
                                                                                                              ============
REPURCHASE AGREEMENTS-45.2%
Goldman, Sachs & Co.
    dated 9/29/95, due 10/2/95 in the amount of
    $134,182,871 (fully collateralized by
    $9,872,000 U.S. Treasury Bonds, 9.875%-11.75%,
    due from 2/15/2010 to 11/15/2015, value
    $13,397,535 and by $122,702,000 U.S. Treasury
    Notes, 4.75%-9.875% due from 4/15/96 to
    2/15/2003, value $120,714,395).............................          6.40%         $   134,111,345         $ 134,111,345
HSBC Securities Inc.
    dated 9/29/95, due 10/2/95 in the amount of
    $160,086,000 (fully collateralized by
    $57,104,000 U.S. Treasury Bills, due from
    10/12/95 to 9/19/96, value $55,066,635, by
    $8,204,000 U.S. Treasury Bonds, 3.5%-15.75%,
    due from 11/15/1995 to 8/15/2005, value
    $10,697,802, and by $90,799,000 U.S. Treasury Notes
    5.5%-8.875%, due from 1/15/2000 to 8/15/2001
    value $97,438,386).........................................          6.45              160,000,000            160,000,000


PACIFICA TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                     SEPTEMBER 30, 1995
                                                                    ANNUALIZED
                                                                     YIELD ON
                                                                      DATE OF                PRINCIPAL
REPURCHASE AGREEMENTS (CONTINUED)                                    PURCHASE                 AMOUNT                VALUE
                                                                     _________               ________              ________
J.P. Morgan Securities
    dated 9/29/95, due 10/2/95 in the amount of
    $175,093,333 (fully collateralized by
    $169,692,000 U.S. Treasury Notes, 6.125%-8.5%,
    due from 6/30/99 to 11/15/2000, value
    $178,504,456)..............................................             6.40%         $175,000,000        $175,000,000
                                                                                                               ___________
TOTAL REPURCHASE AGREEMENTS (cost $469,111,345)................                                                $469,111,345
                                                                                                              ============
TOTAL INVESTMENTS (cost $1,036,788,873)............                99.9%                                     $1,036,788,873
                                                                 =======                                      ============
CASH AND RECEIVABLES (NET).........................                  .1%                                       $  1,361,193
                                                                 =======                                      ============
NET ASSETS.........................................              100.0%                                      $1,038,150,066
                                                                 =======                                      ============
NOTES TO STATEMENT OF INVESTMENTS:
    (a)  Backed by irrevocable letter of credit.
    (b)  Variable interest rate subject to periodic change.















See notes to financial statements.

PACIFICA FUNDS TRUST
STATEMENT OF ASSETS AND LIABILITIES                                                                SEPTEMBER 30, 1995
                                                                                           PACIFICA PRIME     PACIFICA TREASURY
                                                                                           MONEY MARKET       MONEY MARKET
                                                                                           FUND               FUND
                                                                                          ________            _________
ASSETS:
    Investments in securities, at value
      (including repurchase agreements of $126,043,763 and $469,111,345 for the Prime Money Market Fund and Treasury Money Market Fund,
      respectively)-Note 2(a,b).......................................                   $643,817,598         $1,036,788,873
    Cash..............................................................                      2,930,853              4,344,679
    Interest receivable...............................................                        846,534               2,101,731
    Prepaid expenses..................................................                         58,688                 154,046
                                                                                         _____________-        _____________-
                                                                                            647,653,673        1,043,389,329
                                                                                         _____________-        _____________-
LIABILITIES:
    Due to First Interstate Capital Management, Inc...................                     $ 154,346               $ 276,255
    Due to The Dreyfus Corporation....................................                        50,203                  85,539
    Dividends payable.................................................                     2,745,983               4,552,495
    Accrued expenses..................................................                        99,753                 324,974
                                                                                         _____________-        _____________-
                                                                                            3,050,285               5,239,263
                                                                                         _____________-        _____________-
NET ASSETS  ...............................................                              $644,603,388          $1,038,150,066
                                                                                        =============          ==============
REPRESENTED BY:
    Paid-in capital...................................................                   $644,706,476         $1,038,150,066
    Accumulated undistributed net realized (loss) on investments......                    (103,088)                 _-
                                                                                         _____________-        _____________-
NET ASSETS, at value..................................................                  $644,603,388         $1,038,150,066
                                                                                        =============          ==============
Shares of Beneficial Interest outstanding-Note 4:
    Service Shares
      (unlimited number of $.001 par value shares authorized).........                  614,100,571            1,001,707,107
                                                                                        =============          ==============
    Institutional Shares
      (unlimited number of $.001 par value shares authorized).........                    30,605,905               36,442,959
                                                                                        =============          ==============
NET ASSET VALUE per share:
    Prime Money Market Fund:
      Service shares ($613,997,483 / 614,100,571 shares)..............                            $1.00
                                                                                                  ======
      Institutional shares ($30,605,905 / 30,605,905 shares)..........                            $1.00
                                                                                                  ======
    Treasury Money Market Fund:
      Service shares ($1,001,707,107 / 1,001,707,107 shares)..........                                               $1.00
                                                                                                                     ======
      Institutional shares ($36,442,959 / 36,442,959 shares)..........                                               $1.00
                                                                                                                     ======




See notes to financial statements.

PACIFICA FUNDS TRUST
STATEMENT OF OPERATIONS                                                                          YEAR ENDED SEPTEMBER 30, 1995
                                                                                              PACIFICA PRIME    PACIFICA TREASURY
                                                                                              MONEY MARKET       MONEY MARKET
                                                                                              FUND               FUND
                                                                                             ____________        ______________
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                     $33,982,412      $52,925,189
                                                                                                __________       __________
    EXPENSES-NOTE 2(C):
      Investment advisory and management fee-Note 3(a)......................                      $1,694,406      $2,545,887
      Shareholder servicing costs-Note 3(b).................................                      1,444,406        2,304,715
      Administration fee-Note 3(a)..........................................                      577,763          921,886
      Custodian fees-Note 3(c)..............................................                      67,459           108,325
      Professional fees.....................................................                      56,616           86,005
      Prospectus and shareholders' reports..................................                      12,510           13,536
      Trustees' fees and expenses-Note 3(d).................................                      9,492            8,612
      Registration fees.....................................................                      8,956            55,297
      Miscellaneous.........................................................                      28,517           81,882
                                                                                                __________       __________
                                                                                                  3,900,125        6,126,145
      Less-reduction in investment advisory and management
          fee and shareholder servicing costs due to
          undertakings-Note 3(a,b)..........................................                      1,545,737        2,228,713
                                                                                                __________       __________
            TOTAL EXPENSES..................................................                      2,354,388        3,897,432
                                                                                                __________       __________
INVESTMENT INCOME-NET, representing net increase in net
    assets resulting from operations........................................                      $31,628,024    $49,027,757
                                                                                                  ===========    ===========











See notes to financial statements.





PACIFICA FUNDS TRUST
STATEMENT OF CHANGES IN NET ASSETS
                                         PACIFICA PRIME MONEY MARKET FUND                   PACIFICA TREASURY MONEY MARKET FUND
                                    _____________________________________________  ____________________________________________
                                    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                     MARCH 31,     SEPTEMBER 30,    SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,      SEPTEMBER 30,
                                        1994           1994*           1995           1994             1994*            1995
                                      _______      _____________     ________       _______          _________         _______
OPERATIONS:
    Investment income-net...        $18,196,599    $10,119,420      $ 31,628,024   $19,111,559     $12,935,211      $ 49,027,757
    Net realized gain
      on investments..                    9,560          -                -           -                -                  _
                                      _______      _____________     ________       _______          _________         _______
      Net Increase In Net Assets
          Resulting From Operation   18,206,159      10,119,420      31,628,024     19,111,559     12,935,211         49,027,757
                                      _______      _____________     ________       _______          _________         _______
DIVIDENDS TO
    SHAREHOLDERS FROM:
    Investment income-net:
      Service shares......          (18,196,599)   (10,119,420)    (31,328,215)   (19,111,559)      (12,935,211)    (48,762,724)
      Institutional shares...             _              _            (299,809)         _                 -            (265,033)
    Net realized gain
      on investments:
      Service shares............         _              _                 _          (30,993)            _                 -
      Institutional shares......         _              _                 -              -              -                  -
                                      _______      _____________     ________       _______          _________         _______
          TOTAL DIVIDENDS.......   (18,196,599)    (10,119,420)     (31,628,024)   (19,142,552)     (12,935,211)    (49,027,757)
                                      _______      _____________     ________       _______          _________         _______
CAPITAL SHARE TRANSACTIONS
    (NET)-Note 4.......             59,110,337      37,705,886       79,298,223     40,743,629      35,680,545       347,519,721
                                      _______      _____________     ________       _______          _________         _______
          TOTAL INCREASE IN
            NET ASSETS....          59,119,897      37,705,886       79,298,223     40,712,636      35,680,545       347,519,721
NET ASSETS:
    Beginning of period....         468,479,382     527,599,279      565,305,165    614,237,164   654,949,800        690,630,345
                                      _______      _____________     ________       _______          _________         _______
    End of period...........        $527,599,279   $565,305,165   $ 644,603,388    $654,949,800    $690,630,345    $1,038,150,066
                                    ============   ============     ===========    ============    ============    ==============
    *The Funds changed their fiscal year ends from March 31 to September 30.










PACIFICA FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
NOTE 1-GENERAL:
    Pacifica Funds Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company and operates as a series company offering multiple investment portfolios, including Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund (the "Funds"). The Trust accounts separately for the assets, liabilities and operations of each investment portfolio. First Interstate Capital Management, Inc. ("FICM" or "Advisor"), an indirect wholly-owned subsidiary of First Interstate Bancorp, serves as the Funds' Investment Adviser. The Dreyfus Corporation ("Dreyfus") serves as the Funds' Administrator. Dreyfus is a direct subsidiary of Mellon Bank, N.A. First Interstate Bank of California ("FICAL"), a wholly-owned banking subsidiary of First Interstate Bancorp, serves as the Funds' Custodian. Furman Selz Incorporated ("Furman Selz") serves as the Funds' Transfer Agent and Dividend Disbursing Agent. Premier Mutual Fund Services, Inc., until September 30, 1995, acted as the distributor of the Funds' shares, which are sold to the public without a sales charge. Effective October 1, 1995 Pacifica Funds Distributor Inc. (the "Distributor") was engaged as the Funds' distributor.
    The Funds were formerly separate investment portfolios of Pacific American Fund. Effective October 1, 1994, Pacific American Fund was reorganized into Pacifica Funds Trust. In connection therewith, the Funds have changed their fiscal year ends from March 31 to September 30.
    In July 1995, Pacific American Money Market Portfolio and Pacific American U.S. Treasury Portfolio were renamed Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund, respectively.
    Each Fund seeks to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be able to do so.
    On May 12, 1995, the Funds' Board of Trustees approved the issuance of multiple classes of shares of each Fund. Effective August 11, 1995, existing shares of the Funds were classified as Service shares and the Funds began offering both Service and Institutional shares to investors. Effective October 1, 1995 the Funds began offering Investor shares to investors.
    Effective October 1, 1995, the Pacifica Prime Money Market Fund acquired all of the assets and assumed all of the liabilities of the Westcore Cash Reserve Fund and the Westcore Money Market "A" Fund. In addition, effective October 1, 1995, the Pacifica Treasury Money Market Fund acquired all of the assets and all of the liabilities of the Westcore Treasury Money Market Fund and the Westcore Government Money Market Fund. These acquisitions were accomplished in separate tax-free exchanges for shares of the respective Fund.
NOTE 2-SIGNIFICANT ACCOUNTING POLICIES:
    (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Funds' Board of Trustees to represent the fair value of the Funds' investments.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost.
    The Funds may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Funds' Adviser, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and sub-custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the
PACIFICA FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED) value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional
collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.
    The Prime Money Market Fund may lend its securities to broker-dealers and other institutional investors. The Fund's policy is to receive collateral on each loan equal at all times to the market value of the securities loaned plus accrued interest. The Fund may bear the risk of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.
    (C) EXPENSES: Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to more than one investment portfolio of the Trust are allocated between them, based on net assets.
    (D) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Trust, with respect to both Funds, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized gain, if any, with respect to both Funds, are normally declared and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. However, to the extent that a net realized gain of either Fund can be reduced by a capital loss carryover of that Fund, such gain will not be distributed.
    (E) FEDERAL INCOME TAXES: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
    The Pacifica Prime Money Market Fund has an unused capital loss carryover of approximately $103,100 available for Federal income tax purposes to be applied against future profits from sales of securities, if any, realized subsequent to September 30, 1995. If not applied, $46,700 expires on September 30, 1999 and $56,400 expires on September 30, 2000.
    At September 30, 1995, the cost of investments of each Fund for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 3-INVESTMENT ADVISORY AND MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Effective October 1, 1994, fees payable by the Funds pursuant to the provisions of a new Investment Advisory and Management Agreement with FICM are payable monthly, at an annual rate of .30 of 1% of the first $500 million of each Fund's average daily net assets, .25 of 1% of the next $500 million of each Fund's net assets, and .20 of 1% of each Fund's net assets in excess of $1 billion. Fees payable by the Funds pursuant to the provisions of an Administration Agreement with Dreyfus are payable monthly based on an annual rate of .10 of 1% of the average daily value of each Fund's net assets. The Investment Advisory and Management Agreement and the Administration Agreement further provide that FICM and Dreyfus will make certain reimbursements to the Funds if, in any fiscal year, the

PACIFICA FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

aggregate expenses of each Fund (as determined in accordance with the Agreements and applicable state securities regulations) exceed the expense limitations of any state having jurisdiction over the Funds. California "blue sky" regulations, the most stringent state expense limitation applicable to the Funds, presently require reimbursement of expenses in any fiscal year that such expenses exceed 2 1/2% of the first $30 million, 2% of the next $70 million and 1 1/2% of the excess over $100 million of the average value of either Funds' net assets.
    For the year ended September 30, 1995, FICM voluntarily agreed to waive receipt of the advisory and management fees payable to it by the Pacifica Prime Money Market Fund in excess of .12 of 1% of the average daily value of the Fund's net assets. From October 1, 1994 through August 10, 1995, FICM voluntarily agreed to waive receipt of the advisory and management fees payable to it by the Pacifica Treasury Money Market Fund in excess of .13 of 1% of the average daily value of the Fund's net assets and thereafter has undertaken through September 30, 1995 to waive receipt of the advisory and management fee in excess of .12 of 1% of the average daily value of the Fund's net assets. The advisory and management fees paid by each Fund to FICM for the year ended September 30, 1995 amounted to $693,315 for the Pacifica Prime Money Market Fund and $1,160,424 for the Pacifica Treasury Money Market Fund after total reductions in the advisory and management fee of $1,001,091 and $1,385,463 for each Fund, respectively.
    (B) The Trust has entered into service agreements with certain institutions ("service organizations") that may be affiliated with FICM. The service organizations render shareholder accounting and support services to their customers who are the beneficial owners of shares of the Trust. The Funds pay the service organizations fees at an annual rate of up to .25 of 1% of the average daily net asset value of the Service and Institutional shares held by the service organizations for the benefit of their customers. Agreements between the Funds and service organizations are terminable at any time by the Funds without penalty. From October 1, 1994 through August 10, 1995, the service organizations voluntarily agreed to reduce the fees payable to them by each Fund by .10 of 1% of the average daily value of the respective Fund's net assets. From August 11, 1995 through September 30,
1995, the service organizations voluntarily agreed to reduce the fees payable to them by the Pacifica Prime Money Market and Pacifica Treasury Money Market Funds by .05 of 1% and .04 of 1% of the average daily value of the respective Fund's net assets for the Service shares. Additionally, From August 11, 1995 through September 30, 1995, there were no fees charged by service organization s on Institutional shares. For the year ended September 30, 1995, the Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund made payments to service organizations, totalling $899,761 and $1,461,465 (which include payments to affiliates of $894,783 and $1,461,465), respectively, net of amounts voluntarily waived, which were $544,645 and $843,250, respectively.
    (C) During the year ended September 30, 1995, FICAL, a wholly-owned banking subsidiary of First Interstate Bancorp, served as the Custodian and Transfer Agent of the Funds. For such period, custodian fees amounted to $67,459 and $108,325 for the Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund, respectively. No fees were paid to FICAL as Transfer Agent, although it did receive payments as a service organization as described in Note 3(b) above. Effective October 1, 1995, Furman Selz became the Fund's Transfer Agent.
    (D) For the year ended September 30, 1995, each trustee received from the Trust $5,000 per annum plus $1,000 per regular meeting attended, $500 per committee meeting attended, and reimbursement for travel and out-of-pocket expenses.

PACIFICA FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOTE 4-SHARES OF BENEFICIAL INTEREST:
    At September 30, 1995, there were an unlimited number of Service and Institutional shares of Beneficial Interest authorized for each portfolio.
    Transactions in the Fund's Service and Institutional shares of each portfolio were all at $1.00 per share and are summarized as follows (000's omitted):


                                          PACIFICA PRIME MONEY MARKET FUND                PACIFICA TREASURY MONEY MARKET FUND
                                  ____________________________________________       ___________________________________________

                                 YEAR ENDED      SIX MONTHS ENDED   YEAR ENDED      YEAR ENDED     SIX MONTHS ENDED   YEAR ENDED
                                  MARCH 31,        SEPTEMBER 30,   SEPTEMBER 30,     MARCH 31,       SEPTEMBER 30,  SEPTEMBER 30,
                                    1994             1994*             1995            1994             1994*            1995
                                  _______          _________         _______         _________        ________          ________
    Shares sold:
      Service shares...........  $9,426,994        $3,580,239      $8,252,511       $9,765,954        $5,705,462     $20,388,948
      Institutional shares.....      __                __             104,661           __               __              120,817
    Shares redeemed:
      Service shares........... (9,367,884)       (3,542,533)      (8,203,819)      (9,725,210)      (5,669,781)     (20,077,871)
      Institutional shares.....      __              __               (74,055)          __               __              (84,374)
                                  _______          _________         _______         _________        ________          ________
    Net increase...............    $59,110          $ 37,706           $79,298       $40,744          $35,681          $ 347,520
                                  =========         =========        =========       ========        =========       ============
    *The Funds changed their fiscal year ends from March 31 to September 30.


NOTE 5-FINANCIAL HIGHLIGHTS:

Reference is made to page __ of the Fund's Prospectus dated December 15, 1995.





PACIFICA FUNDS TRUST
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
SHAREHOLDERS AND BOARD OF TRUSTEES
PACIFICA FUNDS TRUST
    We have audited the accompanying statement of assets and liabilities, including the statements of investments, of Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund (two of the portfolios comprising Pacifica Funds Trust), as of September 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for the year ended September 30, 1995 and the six months ended September 30, 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended March 31, 1994 and the financial highlights for each of the four years in the period ended March 31, 1994 were audited by other auditors whose report dated May 4, 1994 expressed an unqualified opinion on that statement and those financial highlights.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification by examination of securities held by the Custodian as of September 30, 1995, and confirmation of securities not held by the Custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund, at September 30, 1995, and the results of their operations for the year then ended and the changes in their net assets and the financial highlights for the year then ended and for the six months ended September 30, 1994, in conformity with generally accepted accounting principles.
                              [Ernst & Young signature logo]


New York, New York
November 15, 1995